OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 24.3%
Aerospace & Defense 0.3%
L-3 Communications Corp.
05/28/24	3.950%	$1,925,000	$1,908,522
Automotive 1.0%
Ford Motor Credit Co. LLC
Senior Unsecured
06/15/16	3.984%	3,474,000	3,655,509
01/17/17	1.500%	3,364,000	3,370,116
01/15/20	8.125%	520,000	657,517
Total			7,683,142
Banking 4.6%
BNP Paribas SA (a)(b)
06/29/49	5.186%	1,798,000	1,833,960
Bank of America Corp. Senior Unsecured
01/11/23	3.300%	1,765,000	1,724,737
Bank of New York Mellon Corp. (The) (a)
12/29/49	4.500%	1,555,000	1,438,375
Capital One Financial Corp. Senior Unsecured
04/24/24	3.750%	1,855,000	1,857,018
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	260,000	286,614
11/21/22	3.850%	1,508,000	1,524,393
Fifth Third Bancorp (a)
12/31/49	5.100%	2,765,000	2,606,013
HBOS PLC Subordinated Notes (b)
05/21/18	6.750%	1,395,000	1,594,325
HSBC Holdings PLC Senior Unsecured
01/14/22	4.875%	515,000	574,744
HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	2,065,000	2,274,814
ING Bank NV Senior Unsecured (b)
03/15/16	4.000%	2,685,000	2,814,358
JPMorgan Chase Capital XXI (a)
02/02/37	1.189%	615,000	530,438
JPMorgan Chase Capital XXIII (a)
05/15/47	1.224%	4,665,000	3,860,287
M&T Bank Corp.
12/31/49	6.875%	836,000	853,006
Royal Bank of Scotland Group PLC
Senior Unsecured
09/18/15	2.550%	1,785,000	1,818,765
Subordinated Notes
05/28/24	5.125%	1,045,000	1,044,839

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
State Street Corp.
03/15/18	4.956%	$3,130,000	$3,409,997
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	4,252,000	4,161,509
Total			34,208,192
Brokerage/Asset Managers/Exchanges 0.2%
Bank of America Corp. Subordinated Notes
05/02/17	5.700%	1,465,000	1,615,715
Cable and Satellite 0.3%
Time Warner Cable, Inc.
05/01/37	6.550%	770,000	953,703
09/01/41	5.500%	945,000	1,047,370
Total			2,001,073
Chemicals 0.4%
LYB International Finance BV
03/15/44	4.875%	935,000	977,540
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	1,507,000	1,682,296
Total			2,659,836
Diversified Manufacturing 0.4%
General Electric Co.
Senior Unsecured
10/09/42	4.125%	2,011,000	1,995,314
03/11/44	4.500%	590,000	614,991
Total			2,610,305
Electric 3.8%
Alabama Power Co. Senior Unsecured
03/15/41	5.500%	799,000	964,153
Commonwealth Edison Co. 1st Mortgage
08/01/20	4.000%	1,955,000	2,100,651
DTE Electric Co. Senior Secured
10/01/20	3.450%	1,985,000	2,069,908
Duke Energy Carolinas LLC 1st Mortgage
10/01/15	5.300%	295,000	311,370
Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	4,626,000	4,876,165

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Duke Energy Progress, Inc. 1st Mortgage
03/30/44	4.375%	$560,000	$576,297
FPL Energy National Wind LLC Senior Secured (b)
03/10/24	5.608%	191,741	187,446
FirstEnergy Transmission LLC Senior Unsecured (b)
01/15/25	4.350%	1,280,000	1,290,945
Georgia Power Co.
Senior Unsecured
06/01/17	5.700%	990,000	1,108,737
09/01/40	4.750%	330,000	352,487
MidAmerican Energy Co.
1st Mortgage
10/15/24	3.500%	665,000	678,952
10/15/44	4.400%	870,000	894,722
Nevada Power Co.
09/15/40	5.375%	689,000	814,018
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%	1,615,000	1,792,379
Oncor Electric Delivery Co. LLC
Senior Secured
06/01/22	4.100%	574,000	617,462
12/01/41	4.550%	1,655,000	1,761,930
PPL Capital Funding, Inc.
06/01/18	1.900%	810,000	805,648
06/01/23	3.400%	2,139,000	2,129,884
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	1,603,000	1,598,550
01/15/40	5.400%	420,000	480,949
Peco Energy Co. 1st Mortgage
03/01/18	5.350%	1,640,000	1,837,113
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	780,000	825,526
Total			28,075,292
Finance Companies 0.6%
GE Capital Trust I (a)
11/15/67	6.375%	757,000	840,270
General Electric Capital Corp.
Senior Unsecured
09/07/22	3.150%	1,150,000	1,148,266
01/14/38	5.875%	1,400,000	1,676,547
General Electric Capital Corp. (a)
Subordinated Notes
11/15/67	6.375%	660,000	734,580
Total			4,399,663

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 0.3%
Anheuser-Busch InBev Worldwide, Inc.
07/15/22	2.500%	$799,000	$768,413
PepsiCo, Inc. Senior Unsecured
03/01/23	2.750%	1,290,000	1,254,702
Total			2,023,115
Health Care 0.2%
McKesson Corp. Senior Unsecured
03/15/24	3.796%	1,389,000	1,410,359
Independent Energy 0.6%
Canadian Natural Resources Ltd. Senior Unsecured
03/15/38	6.250%	1,010,000	1,249,766
Continental Resources, Inc.
09/15/22	5.000%	455,000	487,988
Hess Corp.
Senior Unsecured
10/01/29	7.875%	500,000	685,523
08/15/31	7.300%	1,781,000	2,373,024
Total			4,796,301
Integrated Energy 1.0%
BP Capital Markets PLC
02/10/24	3.814%	1,155,000	1,184,031
Chevron Corp.
Senior Unsecured
12/05/22	2.355%	1,280,000	1,223,519
06/24/23	3.191%	495,000	499,663
Shell International Finance BV
08/21/22	2.375%	2,835,000	2,723,729
Total Capital International SA
06/19/21	2.750%	675,000	671,888
02/17/22	2.875%	1,050,000	1,047,099
Total			7,349,929
Life Insurance 1.1%
American International Group, Inc. Senior Unsecured
07/16/44	4.500%	840,000	830,164
MetLife Capital Trust X (b)
04/08/38	9.250%	1,753,000	2,515,555
Prudential Financial, Inc. (a)
06/15/38	8.875%	4,105,000	5,008,100
Total			8,353,819
Media and Entertainment 0.4%
21st Century Fox America, Inc.
12/15/35	6.400%	1,066,000	1,309,874

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Reed Elsevier Capital, Inc.
10/15/22	3.125%	$735,000	$719,285
Time Warner, Inc.
11/15/36	6.500%	850,000	1,035,432
Total			3,064,591
Metals 0.3%
Nucor Corp.
Senior Unsecured
08/01/23	4.000%	785,000	808,030
08/01/43	5.200%	165,000	174,604
Vale Overseas Ltd.
11/21/36	6.875%	1,020,000	1,136,994
Total			2,119,628
Midstream 2.4%
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	3,120,000	3,385,746
Enterprise Products Operating LLC
08/13/15	1.250%	2,953,000	2,967,806
03/15/23	3.350%	1,340,000	1,331,437
Kinder Morgan Energy Partners LP Senior Unsecured
03/01/21	3.500%	1,334,000	1,338,716
NiSource Finance Corp.
09/15/17	5.250%	605,000	670,695
02/15/23	3.850%	1,550,000	1,589,176
12/15/40	6.250%	435,000	524,884
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	1,330,000	1,821,201
TransCanada PipeLines Ltd. (a)
05/15/67	6.350%	2,680,000	2,792,560
Williams Partners LP Senior Unsecured
04/15/40	6.300%	980,000	1,162,752
Total			17,584,973
Natural Gas 0.4%
Sempra Energy
Senior Unsecured
06/01/16	6.500%	1,805,000	1,983,843
12/01/23	4.050%	480,000	504,493
06/15/24	3.550%	805,000	809,240
Total			3,297,576
Oil Field Services 0.3%
Noble Holding International Ltd.
03/15/42	5.250%	940,000	964,656
Weatherford International Ltd.
03/15/38	7.000%	785,000	975,557
Total			1,940,213

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry 0.6%
President and Fellows of Harvard College
10/01/37	3.619%	$315,000	$297,544
Senior Unsecured
10/15/40	4.875%	1,930,000	2,175,345
President and Fellows of Harvard College (b)
01/15/39	6.500%	1,460,000	2,011,149
Total			4,484,038
Other REIT 0.2%
Duke Realty LP
04/15/23	3.625%	1,425,000	1,405,999
Pharmaceuticals 0.6%
Johnson & Johnson
Senior Unsecured
12/05/33	4.375%	985,000	1,068,686
05/15/41	4.850%	1,929,000	2,172,200
Novartis Capital Corp.
05/06/24	3.400%	1,000,000	1,008,426
Total			4,249,312
Property & Casualty 0.2%
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	960,000	1,335,553
Railroads 0.6%
BNSF Funding Trust I (a)
12/15/55	6.613%	1,250,000	1,405,915
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	810,000	1,137,952
CSX Corp. Senior Unsecured
05/30/42	4.750%	415,000	433,065
Union Pacific Corp.
Senior Unsecured
02/15/19	2.250%	1,195,000	1,206,491
03/15/24	3.750%	525,000	545,340
Total			4,728,763
Restaurants 0.5%
McDonald’s Corp.
Senior Unsecured
02/01/39	5.700%	805,000	983,394
07/15/40	4.875%	900,000	974,204
05/01/43	3.625%	1,034,000	928,689
Yum! Brands, Inc.
Senior Unsecured
11/01/23	3.875%	721,000	728,033
11/01/43	5.350%	45,000	49,191
Total			3,663,511

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 0.7%
CVS Pass-Through Trust Pass-Through Certificates (b)
08/10/36	4.163%	$2,690,000	$2,722,293
Target Corp.
Senior Unsecured
06/26/19	2.300%	1,945,000	1,952,463
07/01/24	3.500%	495,000	496,798
Total			5,171,554
Supranational 0.3%
European Investment Bank Senior Unsecured
05/30/17	5.125%	2,245,000	2,496,552
Technology 0.4%
Oracle Corp. Senior Unsecured
10/15/22	2.500%	2,771,000	2,652,207
Wireless 0.1%
Rogers Communications, Inc.
03/15/44	5.000%	1,054,000	1,088,430
Wirelines 1.5%
AT&T, Inc. Senior Unsecured
12/15/42	4.300%	2,025,000	1,904,138
Telefonica Emisiones SAU
04/27/18	3.192%	469,000	487,834
Verizon Communications, Inc.
Senior Unsecured
06/09/17	1.350%	2,585,000	2,581,099
04/01/21	4.600%	1,575,000	1,723,370
11/01/22	2.450%	1,910,000	1,788,919
03/15/24	4.150%	560,000	579,473
Verizon New England, Inc.
11/15/29	7.875%	555,000	704,262
Verizon New York, Inc.
04/01/32	7.375%	1,291,000	1,600,355
Total			11,369,450
Total Corporate Bonds & Notes (Cost: $170,442,800)			$179,747,613

Residential Mortgage-Backed Securities - Agency 29.2%
Federal Home Loan Mortgage Corp. (c)
06/01/43	3.500%	3,058,217	3,120,676
05/01/41	4.500%	4,695,166	5,103,994
03/01/21-05/01/41	5.000%	1,762,871	1,937,043

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
12/01/14-12/01/35	7.000%	$343,171	$375,910
09/01/25-10/01/29	7.500%	54,381	63,735
06/01/26	8.000%	857	1,016
09/01/16	9.500%	175	184
Federal National Mortgage Association (c)
09/01/28-11/01/42	3.000%	8,681,347	8,614,251
05/01/43-08/01/43	3.500%	19,607,058	20,045,147
04/01/41-05/01/44	4.000%	30,571,253	32,199,793
09/01/40	5.000%	3,666,868	4,049,206
01/01/40	5.500%	6,272,743	6,950,603
07/01/38	6.000%	4,789,365	5,380,311
06/01/32	7.000%	11,122	11,915
10/01/15-10/01/29	7.500%	24,243	28,750
12/01/29-05/01/30	8.000%	156,274	177,223
10/01/20-12/01/20	10.000%	65,766	71,097
CMO Series 2013-121 Class KD
08/25/41	3.500%	8,733,517	9,123,233
Federal National Mortgage Association (c)(d)
08/18/29-08/12/44	3.000%	24,395,000	24,084,729
08/18/29-08/12/44	3.500%	9,500,000	9,836,805
08/12/44	4.000%	10,500,000	11,039,478
08/12/44	4.500%	13,500,000	14,534,965
08/12/44	5.000%	19,500,000	21,504,844
Government National Mortgage Association (a)(c)
04/20/22-06/20/28	1.625%	176,245	180,538
07/20/21	2.000%	18,720	19,523
Government National Mortgage Association (c)
03/15/41	4.500%	1,274,121	1,385,846
03/20/28	6.000%	69,438	78,201
05/15/23-12/15/31	6.500%	122,072	138,836
11/15/22-02/15/30	7.000%	161,299	178,053
04/15/26-03/15/30	7.500%	194,995	207,166
06/15/25-01/15/30	8.000%	168,473	190,133
01/15/17-12/15/17	8.500%	143,098	153,287
11/15/17-06/15/30	9.000%	104,780	112,764
11/15/17-08/15/20	9.500%	95,231	102,875
05/15/16	10.000%	891	895
Government National Mortgage Association (c)(d)
08/21/44	3.000%	11,970,000	11,978,509
08/21/44	3.500%	9,000,000	9,269,122

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/21/44	4.000%	$6,000,000	$6,356,086
Government National Mortgage Association (c)(e)
06/15/39	4.500%	6,799,248	7,375,142
Vendee Mortgage Trust (a)(c)(f)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.358%	3,020,248	27,068
CMO IO Series 1998-3 Class IO
03/15/29	0.153%	3,921,344	7,833

Total Residential Mortgage-Backed Securities - Agency (Cost: $214,231,861)			$216,016,785

Residential Mortgage-Backed Securities - Non-Agency 1.8%
American Mortgage Trust Series 2093-3 Class 3A (a)(c)(g)(h)
07/27/23	8.188%	5,284	3,204
BCAP LLC Trust CMO Series 2012-RR10 Class 9A1 (a)(b)(c)
10/26/35	2.692%	3,791,448	3,867,224
Credit Suisse Mortgage Capital Certificates (a)(b)(c)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	727,775	737,048
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	701,479	710,364
New Residential Mortgage Loan Trust CMO Series 2014-1A Class A (a)(b)(c)
01/25/54	3.750%	2,917,814	3,004,601
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(b)(c)
09/25/57	2.667%	783,278	797,192
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (a)(c)
08/25/33	2.413%	3,792,354	3,921,264

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $12,970,017)			$13,040,897

Commercial Mortgage-Backed Securities - Non-Agency 8.0%
Aventura Mall Trust Series 2013-AVM Class A (a)(b)(c)
12/05/32	3.743%	4,605,000	4,856,444
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (a)(c)
09/10/47	5.177%	2,173,209	2,261,105
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (a)(c)
05/15/46	5.776%	2,915,404	3,210,076

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Commercial Mortgage Trust Series 2007-C9 Class AM (a)(c)
12/10/49	5.650%	$4,835,000	$5,315,130
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (a)(c)
06/15/39	5.702%	3,050,242	3,291,165
GS Mortgage Securities Trust Series 2007-GG10 Class A4 (a)(c)
08/10/45	5.803%	2,713,215	2,990,728
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (c)
03/10/39	5.444%	3,195,000	3,464,453
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB14 Class AM (a)(c)
12/12/44	5.440%	2,400,000	2,540,009
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB15 Class ASB (a)(c)
06/12/43	5.790%	729,332	749,070
LB Commercial Mortgage Trust Series 2007-C3 Class AM (a)(c)
07/15/44	5.893%	5,048,000	5,607,803
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3 (c)
02/15/40	5.430%	4,178,570	4,554,662
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO (a)(c)(f)
12/15/30	0.897%	426,973	9,447
Merrill Lynch/Countrywide Commercial Mortgage Trust (a)(c)
Series 2007-6 Class A4
03/12/51	5.485%	3,875,000	4,215,020
Series 2007-8 Class A3
08/12/49	5.883%	3,800,000	4,188,447
Morgan Stanley Capital I Trust (a)(c)
Series 2007-IQ15 Class A4
06/11/49	5.909%	3,133,645	3,474,260
Morgan Stanley Capital I Trust (c)
Series 2007-IQ16 Class A4
12/12/49	5.809%	2,248,334	2,485,090
Morgan Stanley Re-Remic Trust (a)(b)(c)
Series 2009-GG10 Class A4B
08/12/45	5.803%	2,050,000	2,233,817
Series 2010-GG10 Class A4A
08/15/45	5.803%	2,106,530	2,308,087
Series 2010-GG10 Class A4B
08/15/45	5.803%	715,000	779,112
Wachovia Bank Commercial Mortgage Trust Series 2006-C27 Class AM (a)(c)
07/15/45	5.795%	855,000	923,247

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $59,337,374)			$59,457,172

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency 4.1%
Small Business Administration Participation Certificates
Series 2012-20G Class 1
07/01/32	2.380%	$380,687	$366,368
Series 2012-20I Class 1
09/01/32	2.200%	428,361	410,627
Series 2012-20J Class 1
10/01/32	2.180%	741,606	710,763
Series 2012-20L Class 1
12/01/32	1.930%	400,734	377,347
Series 2013-20B Class 1
02/01/33	2.210%	2,823,676	2,706,235
Series 2013-20C Class 1
03/01/33	2.220%	1,473,345	1,413,674
Series 2013-20D Class 1
04/01/33	2.080%	4,319,064	4,109,873
Series 2013-20E Class 1
05/01/33	2.070%	233,923	221,780
Series 2013-20F Class 1
06/01/33	2.450%	2,503,818	2,445,098
Series 2013-20G Class 1
07/01/33	3.150%	935,576	953,295
Series 2013-20H Class 1
08/01/33	3.160%	4,158,415	4,243,679
Series 2013-20K Class 1
11/01/33	3.380%	1,177,711	1,206,113
Series 2013-20L Class 1
12/01/33	3.380%	2,409,618	2,478,278
Series 2014-20A Class 1
01/01/34	3.460%	627,938	648,857
Series 2014-20B Class 1
02/01/34	3.230%	700,000	712,505
Series 2014-20C Class 1
03/01/34	3.210%	1,400,000	1,421,573
Series 2014-20D Class 1
04/01/34	3.110%	1,700,000	1,716,660
Series 2014-20E Class 1
05/01/34	3.000%	1,820,000	1,846,299
Series 2014-20F Class 1
06/01/34	2.990%	1,270,000	1,268,000
Series 2014-20G Class 1
07/01/34	2.870%	1,470,000	1,490,080

Total Asset-Backed Securities - Agency (Cost: $30,894,769)			$30,747,104

Asset-Backed Securities - Non-Agency 14.9%
ARI Fleet Lease Trust (a)(b)
Series 2012-A Class A
03/15/20	0.702%	1,461,284	1,462,761
ARI Fleet Lease Trust (b)
Series 2014-A Class A2
11/15/22	0.810%	795,000	793,792
Ally Auto Receivables Trust
Series 2013-2 Class A3
01/15/18	0.790%	5,530,000	5,535,803
Series 2013-SN1 Class A3
05/20/16	0.720%	3,255,000	3,257,881
Ally Master Owner Trust
Series 2012-5 Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
09/15/19	1.540%	$1,120,000	$1,115,953
Ally Master Owner Trust (a)
Series 2014-2 Class A
01/16/18	0.522%	2,345,000	2,348,531
AmeriCredit Automobile Receivables Trust Series 2014-2 Class A2B (a)
10/10/17	0.433%	2,995,000	2,995,000
American Express Credit Account Master Trust Series 2013-3 Class A
05/15/19	0.980%	2,030,000	2,029,421
BA Credit Card Trust Series 2014-A2 Class A (a)
09/16/19	0.422%	2,980,000	2,984,709
BMW Vehicle Lease Trust Series 2013-1 Class A3
09/21/15	0.540%	2,525,000	2,526,740
BMW Vehicle Owner Trust
Series 2011-A Class A3
08/25/15	0.760%	84,082	84,105
Series 2013-A Class A3
11/27/17	0.670%	3,915,000	3,918,502
Barclays Dryrock Issuance Trust Series 2014-2 Class A (a)
03/16/20	0.492%	2,615,000	2,615,000
CNH Equipment Trust
Series 2011-B Class A3
08/15/16	0.910%	127,661	127,735
Series 2014-B Class A2
08/15/17	0.480%	1,770,000	1,769,149
Cabela’s Master Credit Card Trust Series 2014-1 Class A (a)
03/16/20	0.502%	715,000	715,677
California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	765,000	764,806
Capital Auto Receivables Asset Trust/Ally Series 2013-1 Class A2
07/20/16	0.620%	2,770,249	2,770,881
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	6,045,000	6,032,492
CarMax Auto Owner Trust Series 2014-2 Class A2
04/17/17	0.460%	1,175,000	1,174,778
Chase Issuance Trust
Series 2013-A8 Class A8
10/15/18	1.010%	2,250,000	2,250,823
Chase Issuance Trust (a)
Series 2014-A3 Class A3
05/15/18	0.352%	3,235,000	3,237,208
Chesapeake Funding LLC Series 2012-2A Class A (a)(b)
05/07/24	0.606%	1,276,935	1,278,889

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1 (a)
08/25/35	5.517%	$1,450,454	$71,854
Ford Credit Auto Lease Trust Series 2014-A Class A2B (a)
10/15/16	0.332%	2,625,000	2,624,584
Ford Credit Floorplan Master Owner Trust Series 2013-1 Class A1
01/15/18	0.850%	1,900,000	1,904,272
GE Dealer Floorplan Master Note Trust Series 2014-1 Class A (a)
07/20/19	0.535%	2,750,000	2,750,000
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	1,400,000	1,399,567
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	875,000	874,450
HLSS Servicer Advance Receivables Backed Notes (b)
Series 2013-T2 Class A2
05/16/44	1.147%	1,405,000	1,407,414
Series 2013-T4 Class AT4
08/15/44	1.183%	2,135,000	2,135,427
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.703%	1,100,000	1,102,609
Series 2014-1 Class A
04/10/28	0.553%	1,625,000	1,625,000
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (a)(b)
05/15/18	0.502%	3,425,000	3,433,069
MMAF Equipment Finance LLC (b)
Series 2012-AA Class A3
08/10/16	0.940%	765,629	767,008
Series 2014-AA Class A2
04/10/17	0.520%	2,280,000	2,277,681
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	3,405,000	3,407,764
New York City Tax Liens Trust Series 2014-A Class A (b)(d)
11/10/27	1.030%	1,050,000	1,049,863
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	2,705,000	2,709,780
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
05/15/29	1.440%	1,257,053	1,259,839
Porsche Innovative Lease Owner Trust Series 2013-1 Class A3 (b)
08/22/16	0.700%	2,900,000	2,903,490
SLM Student Loan Trust Series 2014-2 Class A1 (a)
07/25/19	0.405%	2,806,671	2,806,968

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
SMART Trust
Series 2013-1US Class A3A
09/14/16	0.840%		$1,738,000	$1,740,553
SMART Trust (a)
Series 2013-1US Class A3B
09/14/16	0.602%		670,000	670,682
SMART Trust (b)
Series 2012-1USA Class A4A
12/14/17	2.010%		1,725,000	1,744,342
Santander Drive Auto Receivables Trust (a)
Series 2014-2 Class A2B
07/17/17	0.472%		2,765,000	2,765,000
Series 2014-3 Class A2B
08/15/17	0.432%		1,305,000	1,305,000
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (b)
05/15/17	0.590%		2,845,000	2,844,182
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%		5,240,000	5,219,166
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (b)
05/15/17	0.700%		1,495,000	1,493,859
World Financial Network Credit Card Master Trust
Series 2013-B Class A
03/16/20	0.910%		1,940,000	1,938,653
World Financial Network Credit Card Master Trust (a)
Series 2014-A Class A
12/15/19	0.532%		2,385,000	2,386,119

Total Asset-Backed Securities - Non-Agency (Cost: $111,753,812)				$110,408,831

U.S. Treasury Obligations 12.5%
U.S. Treasury
02/29/16	0.250%		2,185,000	2,182,269
06/30/16	0.500%		10,750,000	10,748,320
01/15/17	0.750%		9,080,200	9,070,974
05/15/17	0.875%		3,327,000	3,320,502
06/30/19	1.625%		18,968,000	18,850,929
05/31/21	2.000%		11,082,000	10,928,758
05/15/24	2.500%		13,478,800	13,413,509
02/15/44	3.625%	(e)	5,391,600	5,718,466
U.S. Treasury (i)
STRIPS
11/15/18	0.000%		7,057,000	6,583,017
11/15/19	0.000%		4,135,000	3,733,190
02/15/40	0.000%		14,141,000	6,020,036
11/15/41	0.000%		5,013,000	1,980,175

Total U.S. Treasury Obligations (Cost: $91,259,066)				$92,550,145

U.S. Government & Agency Obligations 8.1%
Federal National Mortgage Association
05/27/15	0.500%		500,000	501,387

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)

Residual Funding Corp. (i)
STRIPS
10/15/19	0.000%	$11,775,000	$10,567,580
10/15/20	0.000%	18,760,000	16,203,443
01/15/21	0.000%	26,765,000	22,927,006
01/15/30	0.000%	14,000,000	8,271,802
STRIPS Senior Unsecured
07/15/20	0.000%	2,114,000	1,843,882

Total U.S. Government & Agency Obligations (Cost: $53,792,448)			$60,315,100

Foreign Government Obligations(j) 1.8%
BRAZIL 0.2%
Brazilian Government International Bond
Senior Unsecured
01/20/34	8.250%	345,000	475,238
01/07/41	5.625%	789,000	836,837
Total			1,312,075

COLOMBIA —%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	235,000	281,692

FRANCE 0.1%
Electricite de France SA Subordinated Notes (a)(b)
12/31/49	5.250%	468,000	475,549

ITALY 0.1%
Republic of Italy Senior Unsecured
09/27/23	6.875%	355,000	449,370

MEXICO 0.6%
Mexico Government International Bond Senior Unsecured
03/15/22	3.625%	577,000	587,098
Petroleos Mexicanos
03/01/18	5.750%	2,650,000	2,948,125
06/15/35	6.625%	595,000	704,063
Total			4,239,286

NETHERLANDS 0.1%
Petrobras Global Finance BV
03/17/44	7.250%	1,050,000	1,147,009

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (j) (continued)
PHILIPPINES 0.1%
Philippine Government International Bond Senior Unsecured
10/23/34	6.375%	$430,000	$542,337

QATAR 0.5%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	2,615,000	2,869,963
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)
09/30/16	5.832%	730,240	774,967
Total			3,644,930

TURKEY 0.1%
Turkey Government International Bond Senior Unsecured
01/14/41	6.000%	780,000	838,204

URUGUAY —%
Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%	165,000	142,807

Total Foreign Government Obligations (Cost: $12,053,759)			$13,073,259

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.8%
California 0.9%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	2,485,000	3,024,021
State of California
Unlimited General Obligation Bonds
Taxable
Series 2010
11/01/15	3.950%	835,000	871,774
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,720,000	2,557,743
Total			6,453,538
Illinois 0.5%
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/42	5.000%	635,000	663,314

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

Illinois (continued)
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.742%	$865,000	$1,098,048
State of Illinois Unlimited General Obligation Bonds Series 2011
03/01/16	4.961%	2,080,000	2,205,029
Total			3,966,391
Kentucky 0.2%
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	1,790,396	1,850,052

Ohio 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	1,310,000	1,360,540

Total Municipal Bonds (Cost: $11,712,939)			$13,630,521

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 1.8%
Banking 1.6%
Citigroup Capital XIII (a)
10/30/40	7.875%	125,065	$3,388,011
PNC Financial Services Group, Inc. (The) (a)
12/31/49	6.125%	132,050	3,595,721
State Street Corp. (a)
12/31/49	5.900%	20,000	515,400
U.S. Bancorp (a)
12/31/49	6.500%	83,575	2,370,187
Wells Fargo & Co. (a)
12/31/49	5.850%	65,875	1,686,400
Total			11,555,719
Property & Casualty 0.2%
Allstate Corp. (The) (a)
01/15/53	5.100%	75,000	1,871,250

Total Preferred Debt (Cost: $12,952,935)			$13,426,969

Issuer		Shares	Value

Common Stocks —%
CONSUMER STAPLES —%
Beverages —%
Crimson Wine Group Ltd. (k)		3	$28
TOTAL CONSUMER STAPLES			28

FINANCIALS —%
Diversified Financial Services —%
Leucadia National Corp.		39	964
TOTAL FINANCIALS			964

Total Common Stocks (Cost: $—)			$992

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 4.9%
United States 4.9%
U.S. Treasury Bills
08/21/14	0.010%	36,209,000	$36,208,760

Total Treasury Bills (Cost: $36,208,381)			$36,208,760

		Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.097% (l)(m)		4,268,749	$4,268,749
Total Money Market Funds (Cost: $4,268,749)			$4,268,749
Total Investments
(Cost: $821,878,910) (n)			$842,892,897(o)
Other Assets & Liabilities, Net			(102,181,006)
Net Assets			$740,711,891

Investments in Derivatives Futures Contracts Outstanding at July 31, 2014

At July 31, 2014, securities totaling $974,259 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	105	USD	23,039,297	09/2014	—	(19,024)
US 5YR NOTE	83	USD	9,863,383	09/2014	—	(34,354)
US 10YR NOTE	(227)	USD	(28,286,329)	09/2014	42,062	—
US LONG BOND	(189)	USD	(25,969,781)	09/2014	—	(321,692)
US ULTRA T-BOND	(19)	USD	(2,866,031)	09/2014	—	(70,696)
Total					42,062	(445,766)

Credit Default Swap Contracts Outstanding at July 31, 2014 Buy Protection

At July 31, 2014, securities totaling $243,174 were pledged as collateral to cover open centrally credit default swap contracts.

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	McDonald’s Corp.	06/20/2019	1.000	1,815,000	(70,289)	70,787	(2,118)	—	(1,620)
Goldman Sachs International	Bank of America Corp.	09/20/2019	1.000	3,890,000	(44,636)	57,128	(4,538)	7,954	—
Goldman Sachs International	Barclays Bank, PLC	06/20/2019	1.000	2,225,000	(33,400)	23,746	(2,596)	—	(12,250)
Morgan Stanley*	CDX North America Investment Grade 22-V1	06/20/2019	1.000	19,580,000	(332,679)	364,275	(22,843)	8,753	—
Total								16,707	(13,870)

*Centrally cleared swap contract

Interest Rate Swap Contracts Outstanding at July 31, 2014

At July 31, 2014, securities totaling $169,643 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.825	03/04/2017	USD	13,705,000	46	22,881	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.834	03/07/2017	USD	41,200,000	305	62,040	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	1.632	03/07/2019	USD	25,100,000	334	—	(8,771)
Total								84,921	(8,771)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)                                     Variable rate security.

(b)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $69,155,570 or 9.34% of net assets.

(c)                                     The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)                                     Represents a security purchased on a when-issued or delayed delivery basis.

(e)                                     This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)                                       Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(g)                                     Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2014 was $3,204, representing less than 0.01% of net assets.  Information concerning such security holdings at July 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	10-22-2010 - 10-12-2011	3,442

(h)                                     Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2014, the value of these securities amounted to $3,204, which represents less than 0.01% of net assets.

(i)                                        Zero coupon bond.

(j)                                        Principal and interest may not be guaranteed by the government.

(k)                                     Non-income producing.

(l)                                        The rate shown is the seven-day current annualized yield at July 31, 2014.

(m)                                  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	853,254	52,215,798	(48,800,303)	4,268,749	1,347	4,268,749

(n)                                     At July 31, 2014, the cost of securities for federal income tax purposes was approximately $821,879,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,930,000
Unrealized Depreciation	(4,916,000)
Net Unrealized Appreciation	$21,014,000

(o)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO                          Collateralized Mortgage Obligation

STRIPS               Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD                            US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	179,747,613	—	179,747,613
Residential Mortgage-Backed Securities - Agency	—	216,016,785	—	216,016,785
Residential Mortgage-Backed Securities - Non-Agency	—	13,037,693	3,204	13,040,897
Commercial Mortgage-Backed Securities - Non-Agency	—	59,457,172	—	59,457,172
Asset-Backed Securities - Agency	—	30,747,104	—	30,747,104
Asset-Backed Securities - Non-Agency	—	109,358,968	1,049,863	110,408,831
U.S. Treasury Obligations	74,233,728	18,316,417	—	92,550,145
U.S. Government & Agency Obligations	—	60,315,100	—	60,315,100
Foreign Government Obligations	—	13,073,259	—	13,073,259
Municipal Bonds	—	13,630,521	—	13,630,521
Preferred Debt	13,426,969	—	—	13,426,969
Total Bonds	87,660,697	713,700,632	1,053,067	802,414,396
Equity Securities
Common Stocks
Consumer Staples	28	—	—	28
Financials	964	—	—	964
Total Equity Securities	992	—	—	992
Short-Term Securities
Treasury Bills	36,208,760	—	—	36,208,760
Total Short-Term Securities	36,208,760	—	—	36,208,760
Mutual Funds
Money Market Funds	4,268,749	—	—	4,268,749
Total Mutual Funds	4,268,749	—	—	4,268,749
Investments in Securities	128,139,198	713,700,632	1,053,067	842,892,897
Derivatives
Assets
Futures Contracts	42,062	—	—	42,062
Swap Contracts	—	101,628	—	101,628
Liabilities
Futures Contracts	(445,766)	—	—	(445,766)
Swap Contracts	—	(22,641)	—	(22,641)
Total	127,735,494	713,779,619	1,053,067	842,568,180

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,369,932	—	—	1,369,932

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Corporate Income Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 92.8%
Aerospace & Defense 2.3%
Bombardier, Inc. (a)
Senior Unsecured
03/15/20	7.750%	$188,000	$203,040
10/15/22	6.000%	295,000	289,100
L-3 Communications Corp.
05/28/24	3.950%	7,770,000	7,703,489
Northrop Grumman Corp.
Senior Unsecured
03/15/21	3.500%	5,529,000	5,731,870
08/01/23	3.250%	17,425,000	17,189,362
TransDigm, Inc.
10/15/20	5.500%	31,000	30,690
07/15/21	7.500%	278,000	303,715
TransDigm, Inc. (a)
07/15/22	6.000%	62,000	62,310
07/15/24	6.500%	440,000	444,400
Total			31,957,976
Airlines —%
Continental Airlines Pass-Through Trust Series 1997-1 Class A
04/01/15	7.461%	80,985	84,021
Automotive 0.2%
Allison Transmission, Inc. (a)
05/15/19	7.125%	330,000	347,325
American Axle & Manufacturing, Inc.
02/15/19	5.125%	211,000	218,385
03/15/21	6.250%	376,000	398,560
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	591,000	629,415
06/15/21	8.250%	235,000	258,500
Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	65,000	67,437
General Motors Co. Senior Unsecured
10/02/23	4.875%	584,000	609,550
Jaguar Land Rover Automotive PLC (a)
12/15/18	4.125%	240,000	242,400
02/01/23	5.625%	144,000	150,480
Schaeffler Finance BV Senior Secured (a)
05/15/21	4.250%	252,000	250,110
Total			3,172,162
Banking 2.7%
Ally Financial, Inc.
02/15/17	5.500%	633,000	674,145
03/15/20	8.000%	668,000	781,560

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Bank of America Corp. Senior Unsecured
07/24/23	4.100%	$7,650,000	$7,848,732
Citigroup, Inc. Senior Unsecured
06/16/24	3.750%	13,465,000	13,402,967
Goldman Sachs Group, Inc. (The) Senior Unsecured
07/08/24	3.850%	14,130,000	14,062,958
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	260,000	259,960
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	912,000	1,039,680
Washington Mutual Bank Subordinated Notes (b)(c)(d)
01/15/15	5.125%	6,350,000	9,525
Total			38,079,527
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	466,000	495,125
Nuveen Investments, Inc. (a)
Senior Unsecured
10/15/17	9.125%	156,000	168,090
10/15/20	9.500%	263,000	307,053
Total			970,268
Building Materials 0.2%
Allegion US Holding Co., Inc.
10/01/21	5.750%	327,000	343,350
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	627,000	628,567
Gibraltar Industries, Inc.
02/01/21	6.250%	181,000	185,072
HD Supply, Inc.
07/15/20	7.500%	390,000	416,325
Secured
04/15/20	11.000%	315,000	362,250
Nortek, Inc.
12/01/18	10.000%	45,000	47,700
04/15/21	8.500%	747,000	810,495
USG Corp. (a)
11/01/21	5.875%	117,000	121,973
Total			2,915,732
Cable and Satellite 3.8%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	162,000	168,885

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
03/15/21	5.250%	$479,000	$476,605
04/30/21	6.500%	178,000	185,120
09/30/22	5.250%	211,000	206,780
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	425,000	499,375
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	176,000	188,320
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	290,000	326,975
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	595,000	612,850
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	3,520,000	3,607,440
DISH DBS Corp.
09/01/19	7.875%	840,000	966,000
Hughes Satellite Systems Corp.
06/15/21	7.625%	340,000	384,200
Intelsat Jackson Holdings SA
04/01/19	7.250%	355,000	372,750
10/15/20	7.250%	690,000	727,950
Intelsat Luxembourg SA
06/01/21	7.750%	251,000	256,648
06/01/23	8.125%	525,000	546,000
Mediacom Broadband LLC/Corp. (a)
04/15/21	5.500%	52,000	52,520
NBCUniversal Media LLC
04/01/21	4.375%	21,040,000	23,044,144
01/15/43	4.450%	7,790,000	7,799,784
Numericable Group SA (a)
Senior Secured
05/15/19	4.875%	247,000	248,235
05/15/22	6.000%	333,000	334,665
Time Warner Cable, Inc.
09/15/42	4.500%	11,680,000	11,349,012
Videotron Ltd.
07/15/22	5.000%	286,000	288,860
Videotron Ltd. (a)
06/15/24	5.375%	139,000	139,000
Total			52,782,118
Chemicals 1.1%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	290,000	308,125
Celanese U.S. Holdings LLC
06/15/21	5.875%	293,000	317,172

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Dow Chemical Co. (The) Senior Unsecured
11/15/22	3.000%	$1,061,000	$1,036,869
Huntsman International LLC
11/15/20	4.875%	264,000	265,980
03/15/21	8.625%	73,000	79,387
INEOS Group Holdings SA (a)
02/15/19	5.875%	363,000	366,630
JM Huber Corp. Senior Unsecured (a)
11/01/19	9.875%	520,000	586,300
LYB International Finance BV
07/15/23	4.000%	3,020,000	3,145,427
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	6,455,000	7,205,852
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	379,000	405,530
PQ Corp. Secured (a)
05/01/18	8.750%	1,101,000	1,178,070
Total			14,895,342
Construction Machinery 1.0%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	175,000	187,688
CNH Industrial Capital LLC
04/15/18	3.625%	4,120,000	4,109,700
CNH Industrial Capital LLC (a)
Senior Unsecured
07/15/19	3.375%	5,738,000	5,601,722
Case New Holland Industrial, Inc.
12/01/17	7.875%	1,716,000	1,958,385
Columbus McKinnon Corp.
02/01/19	7.875%	559,000	592,540
United Rentals North America, Inc.
05/15/20	7.375%	867,000	929,857
04/15/22	7.625%	175,000	192,938
06/15/23	6.125%	43,000	44,478
11/15/24	5.750%	38,000	38,855
Secured
07/15/18	5.750%	109,000	113,960
Senior Unsecured
02/01/21	8.250%	120,000	130,950
Total			13,901,073
Consumer Cyclical Services 0.1%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	273,000	241,605

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services (continued)
APX Group, Inc.
12/01/20	8.750%	$278,000	$271,050
Senior Secured
12/01/19	6.375%	629,000	629,000
APX Group, Inc. (a)
Senior Unsecured
12/01/20	8.750%	169,000	166,043
Monitronics International, Inc.
04/01/20	9.125%	517,000	542,850
Service Corp. International Senior Unsecured
01/15/22	5.375%	177,000	179,212
Total			2,029,760
Consumer Products 0.3%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	2,335,000	2,305,822
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	369,000	388,372
Spectrum Brands, Inc.
11/15/20	6.375%	720,000	757,800
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	275,000	270,188
Tempur Sealy International, Inc.
12/15/20	6.875%	497,000	528,684
Total			4,250,866
Diversified Manufacturing 0.7%
Entegris, Inc. (a)
04/01/22	6.000%	312,000	322,140
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	251,000	252,883
Gates Global LLC/Co. (a)
07/15/22	6.000%	197,000	192,075
General Electric Co. Senior Unsecured
03/11/44	4.500%	7,395,000	7,708,230
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	653,000	684,017
Total			9,159,345
Electric 18.8%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	204,000	232,560

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Appalachian Power Co. Senior Unsecured
05/15/44	4.400%	$3,680,000	$3,672,445
Berkshire Hathaway Energy Co. Senior Unsecured
11/15/43	5.150%	11,900,000	13,356,072
Calpine Corp. Senior Secured (a)
01/15/22	6.000%	321,000	340,260
CenterPoint Energy Houston Electric LLC
08/01/42	3.550%	10,000,000	9,117,210
04/01/44	4.500%	3,000,000	3,145,335
Connecticut Light & Power Co. (The) 1st Refunding Mortgage
01/15/23	2.500%	6,273,000	5,978,953
DTE Energy Co.
Senior Unsecured
06/01/16	6.350%	14,800,000	16,249,172
06/01/24	3.500%	13,760,000	13,786,516
Dominion Resources, Inc.
Senior Unsecured
03/15/21	4.450%	1,080,000	1,180,971
09/15/22	2.750%	18,627,000	18,050,140
09/15/42	4.050%	7,799,000	7,263,178
Duke Energy Corp.
Senior Unsecured
09/15/21	3.550%	17,925,000	18,673,100
10/15/23	3.950%	4,890,000	5,082,602
04/15/24	3.750%	2,445,000	2,505,700
Indiana Michigan Power Co.
Senior Unsecured
12/01/15	5.650%	1,500,000	1,571,672
03/15/23	3.200%	13,250,000	13,248,702
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	330,000	355,575
NRG Energy, Inc. (a)
07/15/22	6.250%	335,000	346,725
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/17	5.000%	4,000,000	4,439,332
06/01/42	5.300%	5,465,000	6,393,788
PPL Capital Funding, Inc.
06/01/23	3.400%	26,805,000	26,690,757
03/15/24	3.950%	1,565,000	1,612,199
PSEG Power LLC
11/15/18	2.450%	1,295,000	1,310,958
11/15/23	4.300%	4,720,000	4,908,078
PacifiCorp 1st Mortgage
06/01/23	2.950%	8,525,000	8,393,672
Pacific Gas & Electric Co.
Senior Unsecured
02/15/24	3.750%	4,385,000	4,495,377

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
11/15/43	5.125%	$6,255,000	$7,005,869
02/15/44	4.750%	1,770,000	1,880,571
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	16,250,000	16,297,937
Southern California Edison Co.
1st Refunding Mortgage
06/01/21	3.875%	13,024,000	14,006,767
10/01/43	4.650%	2,410,000	2,607,415
TransAlta Corp.
Senior Unsecured
01/15/15	4.750%	4,280,000	4,358,545
06/03/17	1.900%	15,885,000	15,900,472
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	7,145,000	7,921,983
Total			262,380,608
Environmental 0.6%
Waste Management, Inc.
06/30/20	4.750%	3,503,000	3,886,967
09/15/22	2.900%	4,970,000	4,875,978
Total			8,762,945
Finance Companies 2.6%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	584,000	578,160
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	198,000	198,495
Aviation Capital Group Corp. Senior Unsecured (a)
04/06/21	6.750%	19,000	21,397
CIT Group, Inc. Senior Secured (a)
04/01/18	6.625%	705,000	780,787
General Electric Capital Corp. Senior Unsecured
05/15/24	3.450%	31,270,000	31,300,207
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	595,000	681,275
05/15/19	6.250%	907,000	984,095
12/15/20	8.250%	186,000	223,665
Navient LLC Senior Unsecured
01/25/22	7.250%	235,000	257,325
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	607,000	602,448
Senior Unsecured
02/15/19	10.125%	86,000	92,450
Springleaf Finance Corp.
06/01/20	6.000%	235,000	238,525
10/01/21	7.750%	301,000	337,120

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
10/01/23	8.250%	$226,000	$257,640
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	341,000	335,885
Total			36,889,474
Food and Beverage 6.5%
ConAgra Foods, Inc.
Senior Unsecured
09/15/22	3.250%	13,103,000	12,867,618
01/25/23	3.200%	6,480,000	6,310,146
Darling Ingredients, Inc. (a)
01/15/22	5.375%	425,000	436,687
Diageo Capital PLC
07/15/20	4.828%	1,970,000	2,209,520
04/29/23	2.625%	10,003,000	9,548,334
Diamond Foods, Inc. (a)
03/15/19	7.000%	94,000	96,585
Grupo Bimbo SAB de CV (a)
01/25/22	4.500%	4,294,000	4,507,927
Senior Unsecured
06/27/24	3.875%	3,120,000	3,097,786
Heineken NV (a)
Senior Unsecured
04/01/22	3.400%	13,875,000	14,037,185
04/01/23	2.750%	4,884,000	4,677,353
Molson Coors Brewing Co.
05/01/42	5.000%	2,540,000	2,676,754
PepsiCo, Inc. Senior Unsecured
08/13/42	3.600%	2,320,000	2,077,147
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	62,000	62,310
Post Holdings, Inc. (a)
12/15/22	6.000%	239,000	236,610
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	26,980,000	27,944,751
Total			90,786,713
Gaming 0.3%
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	363,000	370,033
MGM Resorts International
03/01/18	11.375%	233,000	294,163
10/01/20	6.750%	616,000	666,820
Penn National Gaming, Inc. Senior Unsecured (a)
11/01/21	5.875%	253,000	237,820
Pinnacle Entertainment, Inc.
08/01/21	6.375%	186,000	191,580

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Seminole Tribe of Florida, Inc. (a)
Senior Secured
10/01/20	6.535%	$251,000	$278,610
Senior Unsecured
10/01/20	7.804%	390,000	428,103
Seneca Gaming Corp. (a)
12/01/18	8.250%	633,000	666,232
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	203,000	120,278
Wynn Macau Ltd. Senior Unsecured (a)
10/15/21	5.250%	542,000	542,000
Total			3,795,639
Health Care 1.9%
Acadia Healthcare Co., Inc. (a)
07/01/22	5.125%	97,000	97,243
Amsurg Corp.
11/30/20	5.625%	276,000	278,760
Amsurg Corp. (a)
07/15/22	5.625%	240,000	241,200
Biomet, Inc.
08/01/20	6.500%	96,000	103,550
CHS/Community Health Systems, Inc.
Senior Secured
08/15/18	5.125%	825,000	845,625
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	565,000	577,712
Senior Secured
08/01/21	5.125%	103,000	103,773
Cardinal Health, Inc. Senior Unsecured
03/15/23	3.200%	6,404,000	6,329,662
Catamaran Corp.
03/15/21	4.750%	104,000	103,740
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	207,000	211,916
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	882,000	945,945
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	795,000	838,725
07/15/24	5.125%	369,000	363,465
Emdeon, Inc.
12/31/19	11.000%	392,000	442,960
Envision Healthcare Corp. (a)
07/01/22	5.125%	75,000	74,813
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	192,000	204,480
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	383,000	425,130

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
HCA, Inc.
Senior Secured
03/15/19	3.750%	$490,000	$486,325
02/15/20	6.500%	1,171,000	1,271,999
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	352,000	367,840
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	263,000	290,615
LifePoint Hospitals, Inc. (a)
12/01/21	5.500%	406,000	416,150
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	380,000	386,650
McKesson Corp.
Senior Unsecured
03/15/23	2.850%	6,845,000	6,567,825
03/15/44	4.883%	1,145,000	1,190,621
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	227,000	249,133
STHI Holding Corp. Secured (a)
03/15/18	8.000%	243,000	255,758
Teleflex, Inc. (a)
06/15/24	5.250%	31,000	31,465
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	638,000	634,810
10/01/20	6.000%	264,000	275,880
Senior Unsecured
04/01/22	8.125%	914,000	1,021,395
Tenet Healthcare Corp. (a)
Senior Unsecured
03/01/19	5.000%	46,000	45,310
Universal Health Services, Inc. Senior Secured (a)(e)
08/01/22	4.750%	532,000	529,340
Total			26,209,815
Healthcare Insurance —%
Centene Corp. Senior Unsecured
05/15/22	4.750%	177,000	178,770
Home Construction 0.1%
Brookfield Residential Properties, Inc./U.S. Corp. (a)
07/01/22	6.125%	147,000	150,675
Meritage Homes Corp.
03/01/18	4.500%	360,000	365,400
04/15/20	7.150%	78,000	85,995
04/01/22	7.000%	174,000	190,095

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	$278,000	$295,375
Standard Pacific Corp.
12/15/21	6.250%	271,000	280,485
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	132,000	141,240
04/15/20	7.750%	383,000	409,810
Total			1,919,075
Independent Energy 4.2%
American Energy-Permian Basin LLC/Finance Corp. (a)
Senior Unsecured
11/01/20	7.125%	123,000	118,695
11/01/21	7.375%	246,000	237,390
Antero Resources Corp. (a)
12/01/22	5.125%	272,000	271,320
Antero Resources Finance Corp.
11/01/21	5.375%	273,000	276,412
Apache Corp. Senior Unsecured
01/15/44	4.250%	2,335,000	2,250,541
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	779,000	829,635
05/01/22	6.000%	190,000	190,950
Canadian Natural Resources Ltd. Senior Unsecured
04/15/24	3.800%	4,345,000	4,438,231
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	3,780,000	4,022,366
Senior Unsecured
04/01/42	6.000%	2,165,000	2,522,695
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	434,000	453,530
Chesapeake Energy Corp.
08/15/20	6.625%	1,003,000	1,115,837
02/15/21	6.125%	539,000	584,815
03/15/23	5.750%	794,000	847,595
Cimarex Energy Co.
06/01/24	4.375%	452,000	461,605
Comstock Resources, Inc.
06/15/20	9.500%	786,000	878,355
Concho Resources, Inc.
01/15/21	7.000%	1,254,000	1,341,780
01/15/22	6.500%	174,000	185,310
04/01/23	5.500%	88,000	91,080
Continental Resources, Inc.
09/15/22	5.000%	12,336,000	13,230,360
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	130,000	141,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	$531,000	$586,755
EXCO Resources, Inc.
04/15/22	8.500%	308,000	309,540
Halcon Resources Corp.
07/15/20	9.750%	262,000	280,340
05/15/21	8.875%	315,000	326,812
Hess Corp. Senior Unsecured
02/15/41	5.600%	4,170,000	4,755,464
Hilcorp Energy I LP/Finance Co. Senior Unsecured (a)
12/01/24	5.000%	201,000	198,488
Kodiak Oil & Gas Corp.
01/15/21	5.500%	449,000	471,450
02/01/22	5.500%	1,124,000	1,185,820
Laredo Petroleum, Inc.
01/15/22	5.625%	362,000	368,335
05/01/22	7.375%	297,000	323,730
MEG Energy Corp. (a)
03/31/24	7.000%	260,000	274,950
Noble Energy, Inc. Senior Unsecured
11/15/43	5.250%	3,915,000	4,247,368
Oasis Petroleum, Inc.
11/01/21	6.500%	834,000	884,040
01/15/23	6.875%	860,000	930,950
Oasis Petroleum, Inc. (a)
03/15/22	6.875%	344,000	372,380
Parsley Energy LLC/Finance Corp. Senior Unsecured (a)
02/15/22	7.500%	666,000	692,640
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	397,000	439,677
RKI Exploration & Production LLC/Finance Corp. (a)
08/01/21	8.500%	112,000	119,840
Range Resources Corp.
06/01/21	5.750%	705,000	743,775
Rice Energy, Inc. (a)
05/01/22	6.250%	293,000	290,070
SM Energy Co. Senior Unsecured
11/15/21	6.500%	294,000	315,315
SandRidge Energy, Inc.
10/15/22	8.125%	198,000	210,870
02/15/23	7.500%	67,000	69,848
Triangle USA Petroleum Corp. Senior Unsecured (a)
07/15/22	6.750%	149,000	148,814

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Whiting Petroleum Corp.
10/01/18	6.500%	$35,000	$36,225
03/15/21	5.750%	672,000	734,160
Woodside Finance Ltd. (a)
05/10/21	4.600%	4,295,000	4,697,270
Total			58,505,128
Integrated Energy 1.3%
Cenovus Energy, Inc. Senior Unsecured
09/15/23	3.800%	17,495,000	18,002,862
Leisure 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	51,000	56,992
Activision Blizzard, Inc. (a)
09/15/21	5.625%	1,040,000	1,092,000
Carlson Travel Holdings, Inc. Senior Unsecured PIK (a)
08/15/19	7.500%	58,000	58,870
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
06/01/24	5.375%	314,000	314,000
Six Flags, Inc. (a)(b)(d)(f)(g)
06/01/44	9.625%	259,000	—
Total			1,521,862
Life Insurance 3.5%
Five Corners Funding Trust Senior Unsecured (a)
11/15/23	4.419%	31,645,000	33,193,622
MetLife, Inc. Senior Unsecured
09/15/23	4.368%	11,950,000	12,788,878
Prudential Covered Trust Secured (a)
09/30/15	2.997%	2,376,000	2,433,323
Total			48,415,823
Lodging 0.1%
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	714,000	746,130
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	646,000	681,663
Total			1,427,793
Media and Entertainment 4.9%
21st Century Fox America, Inc.
10/01/43	5.400%	10,630,000	11,585,786

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
AMC Networks, Inc.
12/15/22	4.750%	$935,000	$932,662
British Sky Broadcasting Group PLC (a)
11/26/22	3.125%	32,300,000	31,111,328
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	73,000	72,818
02/15/24	5.625%	73,000	72,909
Clear Channel Communications, Inc. PIK
02/01/21	14.000%	566,000	564,585
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	858,000	886,957
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	297,000	311,850
Senior Unsecured
11/15/22	6.500%	455,000	475,475
11/15/22	6.500%	455,000	477,750
Gannett Co, Inc. (a)
10/15/23	6.375%	74,000	78,070
Lamar Media Corp. (a)
01/15/24	5.375%	101,000	102,263
MDC Partners, Inc. (a)
04/01/20	6.750%	744,000	773,760
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	566,000	578,735
Sinclair Television Group, Inc. (a)
08/01/24	5.625%	517,000	509,891
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	12,129,000	11,415,694
Time Warner, Inc.
03/29/41	6.250%	6,360,000	7,531,487
Univision Communications, Inc. (a)
05/15/21	8.500%	351,000	379,957
Senior Secured
11/01/20	7.875%	295,000	316,387
09/15/22	6.750%	463,000	498,882
05/15/23	5.125%	209,000	214,748
Total			68,891,994
Metals 1.2%
ArcelorMittal Senior Unsecured
02/25/22	6.750%	573,000	620,452
Arch Coal, Inc. Secured (a)
01/15/19	8.000%	247,000	238,355
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	2,185,000	2,413,612
CONSOL Energy, Inc.
03/01/21	6.375%	25,000	26,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
CONSOL Energy, Inc. (a)
04/15/22	5.875%	$206,000	$208,318
Calcipar SA Senior Secured (a)
05/01/18	6.875%	359,000	373,360
Constellium NV (a)
05/15/24	5.750%	105,000	108,150
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	265,000	286,862
Newmont Mining Corp.
03/15/42	4.875%	2,975,000	2,668,872
Rio Tinto Finance USA PLC
08/21/42	4.125%	3,045,000	2,860,793
Teck Resources Ltd.
03/01/42	5.200%	1,880,000	1,787,049
Vale SA Senior Unsecured
09/11/42	5.625%	5,470,000	5,371,157
Total			16,963,230
Midstream 12.0%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	752,000	774,560
03/15/24	4.875%	188,000	193,640
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	995,000	1,031,191
02/01/20	6.250%	2,205,000	2,603,971
03/15/22	5.050%	3,150,000	3,553,033
03/31/43	4.700%	2,435,000	2,496,167
03/01/44	4.875%	3,975,000	4,182,376
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	7,966,000	9,100,701
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	1,914,000	2,057,414
Crestwood Midstream Partners LP/Corp. (a)
03/01/22	6.125%	206,000	212,695
El Paso LLC
09/15/20	6.500%	1,139,000	1,257,369
El Paso Pipeline Partners Operating Co. LLC
05/01/24	4.300%	6,395,000	6,394,616
Energy Transfer Partners LP Senior Unsecured
02/01/43	5.150%	2,715,000	2,726,208
Enterprise Products Operating LLC
03/15/23	3.350%	4,410,000	4,381,820
02/15/45	5.100%	4,400,000	4,698,562
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	1,176,000	1,255,380
05/15/22	5.500%	351,000	349,245

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Kinder Morgan Energy Partners LP
Senior Unsecured
03/01/21	3.500%	$2,270,000	$2,278,024
09/01/22	3.950%	10,032,000	10,075,047
02/15/23	3.450%	23,941,000	22,987,167
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	496,000	528,240
02/15/23	5.500%	753,000	781,237
07/15/23	4.500%	231,000	227,535
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	9,295,000	9,326,381
NiSource Finance Corp.
02/15/23	3.850%	1,453,000	1,489,725
Northwest Pipeline LLC Senior Unsecured
04/15/17	5.950%	8,479,000	9,373,218
Plains All American Pipeline LP/Finance Corp.
Senior Unsecured
06/01/22	3.650%	4,513,000	4,622,305
01/31/23	2.850%	12,050,000	11,516,812
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	812,000	866,810
03/01/22	5.875%	213,000	222,585
10/01/22	5.000%	325,000	320,938
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	12,795,000	12,826,987
Rose Rock Midstream LP/Finance Corp. (a)
07/15/22	5.625%	122,000	122,305
Sabine Pass Liquefaction LLC (a)
Senior Secured
03/15/22	6.250%	343,000	362,723
04/15/23	5.625%	100,000	101,750
05/15/24	5.750%	362,000	367,430
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	16,345,000	18,285,887
TransCanada PipeLines Ltd. Senior Unsecured
10/16/23	3.750%	2,865,000	2,949,002
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	8,983,000	9,814,502
08/01/42	4.450%	263,000	262,914
Total			166,978,472
Natural Gas 1.9%
Sempra Energy
Senior Unsecured
12/01/23	4.050%	22,112,000	23,240,331
06/15/24	3.550%	3,370,000	3,387,750
Total			26,628,081

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services 1.7%
Noble Holding International Ltd.
03/15/22	3.950%	$20,109,000	$20,592,139
03/15/42	5.250%	1,355,000	1,390,542
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	357,000	340,042
Weatherford International Ltd.
03/15/38	7.000%	1,520,000	1,888,977
Total			24,211,700
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	401,000	408,769
Other Industry —%
Hillman Group, Inc. (The) Senior Unsecured (a)
07/15/22	6.375%	69,000	67,965
TRI Pointe Homes, Inc. Senior Unsecured (a)
06/15/19	4.375%	147,000	144,795
Total			212,760
Packaging 0.2%
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	114,000	114,570
06/15/17	6.000%	52,000	51,675
Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	579,000	603,607
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	208,000	212,160
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	166,000	173,055
08/15/19	9.875%	225,000	242,438
02/15/21	8.250%	310,000	328,600
Senior Secured
08/15/19	7.875%	281,000	298,914
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (a)
05/01/22	6.375%	516,000	508,260
Total			2,533,279
Pharmaceuticals 1.1%
Amgen, Inc. Senior Unsecured
05/15/43	5.375%	10,745,000	11,904,848
Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	158,000	161,160

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Grifols Worldwide Operations Ltd. Senior Unsecured (a)
04/01/22	5.250%	$445,000	$446,669
Jaguar Holding Co. I Senior Unsecured PIK (a)
10/15/17	9.375%	230,000	234,025
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	337,000	363,960
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	1,452,000	1,502,820
12/01/21	5.625%	203,000	203,507
Total			14,816,989
Property & Casualty 3.4%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	9,878,000	10,733,178
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	1,490,000	1,501,370
CNA Financial Corp. Senior Unsecured
08/15/20	5.875%	11,651,000	13,515,673
HUB International Ltd. Senior Unsecured (a)
10/01/21	7.875%	919,000	941,975
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
07/15/19	8.125%	295,000	291,312
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	13,686,000	14,869,579
Loews Corp. Senior Unsecured
05/15/23	2.625%	5,460,000	5,142,621
Total			46,995,708
Railroads 0.5%
CSX Corp. Senior Unsecured
03/15/44	4.100%	7,190,000	6,855,176
Florida East Coast Holdings Corp. (a)
05/01/20	9.750%	397,000	415,858
Senior Secured
05/01/19	6.750%	427,000	441,945
Total			7,712,979
Restaurants 0.7%
Yum! Brands, Inc.
Senior Unsecured
11/01/20	3.875%	2,000,000	2,090,913
11/01/21	3.750%	7,615,000	7,821,983
Total			9,912,896

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 0.8%
AutoNation, Inc.
02/01/20	5.500%	$249,000	$272,966
Group 1 Automotive, Inc. (a)
06/01/22	5.000%	157,000	154,645
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	36,000	35,820
L Brands, Inc.
05/01/20	7.000%	500,000	565,000
Michaels Stores, Inc. (a)
12/15/20	5.875%	129,000	127,065
Rite Aid Corp. Senior Unsecured
02/15/27	7.700%	198,000	216,810
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	828,000	881,820
Target Corp.
Senior Unsecured
07/01/24	3.500%	6,665,000	6,689,214
07/01/42	4.000%	2,840,000	2,674,897
Total			11,618,237
Technology 2.1%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	624,000	645,840
04/01/20	6.375%	15,000	15,900
08/01/22	5.375%	648,000	641,520
Audatex North America, Inc. (a)
06/15/21	6.000%	294,000	307,965
CDW LLC/Finance Corp.
04/01/19	8.500%	427,000	454,755
Equinix, Inc. Senior Unsecured
04/01/20	4.875%	558,000	562,185
First Data Corp.
01/15/21	12.625%	415,000	494,369
First Data Corp. (a)
Secured
01/15/21	8.250%	888,000	950,160
Senior Secured
08/15/20	8.875%	110,000	120,175
11/01/20	6.750%	665,000	701,575
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	235,000	253,800
Iron Mountain, Inc.
08/15/23	6.000%	231,000	240,817
NCR Corp.
12/15/21	5.875%	113,000	116,955
NXP BV/Funding LLC (a)
02/15/21	5.750%	303,000	315,120

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Nuance Communications, Inc. (a)
08/15/20	5.375%	$572,000	$579,150
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	16,730,000	16,012,785
07/08/44	4.500%	5,760,000	5,795,459
Qualitytech LP/Finance Corp. (a)
08/01/22	5.875%	230,000	228,850
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	382,000	372,450
Total			28,809,830
Transportation Services 1.4%
ERAC U.S.A. Finance LLC (a)
03/15/42	5.625%	5,680,000	6,424,977
FedEx Corp.
01/15/24	4.000%	9,075,000	9,462,321
01/15/44	5.100%	2,575,000	2,806,959
Hertz Corp. (The)
10/15/18	7.500%	675,000	702,000
Total			19,396,257
Wireless 2.5%
Altice SA Senior Secured (a)
05/15/22	7.750%	137,000	140,083
America Movil SAB de CV Senior Unsecured
07/16/42	4.375%	770,000	723,808
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured
12/15/17	2.381%	950,000	967,784
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	1,083,000	1,093,830
Rogers Communications, Inc.
03/15/23	3.000%	22,045,000	21,047,287
SBA Communications Corp. Senior Unsecured (a)
07/15/22	4.875%	191,000	182,405
SBA Telecommunications, Inc.
08/15/19	8.250%	582,000	606,910
07/15/20	5.750%	365,000	378,687
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	127,000	144,939
11/15/22	6.000%	518,000	510,230
Sprint Communications, Inc. (a)
11/15/18	9.000%	1,214,000	1,432,520
03/01/20	7.000%	465,000	523,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Sprint Corp. (a)
09/15/21	7.250%	$679,000	$723,135
06/15/24	7.125%	277,000	282,540
T-Mobile USA, Inc.
04/28/20	6.542%	156,000	163,020
04/28/21	6.633%	457,000	479,850
01/15/22	6.125%	192,000	197,520
04/28/22	6.731%	299,000	313,202
04/01/23	6.625%	110,000	115,500
04/28/23	6.836%	151,000	160,060
01/15/24	6.500%	192,000	200,160
Vodafone Group PLC Senior Unsecured
02/19/43	4.375%	2,838,000	2,692,955
Wind Acquisition Finance SA (a)
04/23/21	7.375%	518,000	540,015
Senior Secured
04/30/20	6.500%	703,000	746,937
07/15/20	4.750%	311,000	304,003
Total			34,670,505
Wirelines 5.9%
AT&T, Inc. Senior Unsecured
06/15/45	4.350%	26,605,000	25,045,175
CenturyLink, Inc.
Senior Unsecured
03/15/22	5.800%	204,000	209,100
12/01/23	6.750%	687,000	745,395
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	497,000	579,005
04/15/24	7.625%	245,000	255,413
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	681,000	747,397
Level 3 Escrow II, Inc. (a)(e)
08/15/22	5.375%	457,000	451,288
Level 3 Financing, Inc.
07/01/19	8.125%	233,000	248,145
06/01/20	7.000%	176,000	186,560
07/15/20	8.625%	150,000	163,125
Level 3 Financing, Inc. (a)
01/15/21	6.125%	233,000	241,155
Level 3 Financing, Inc. (a)(h)
01/15/18	3.823%	111,000	111,833
Orange SA Senior Unsecured
02/06/44	5.500%	2,062,000	2,319,822
Telecom Italia SpA Senior Unsecured (a)
05/30/24	5.303%	619,000	599,916
Verizon Communications, Inc.
Senior Unsecured
11/01/21	3.500%	7,700,000	7,890,028
03/15/24	4.150%	12,000,000	12,417,288

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
11/01/42	3.850%	$32,623,000	$28,442,794
Windstream Corp.
10/15/20	7.750%	288,000	308,160
08/01/23	6.375%	105,000	103,688
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	244,000	276,940
Senior Secured
01/01/20	8.125%	572,000	606,320
Total			81,948,547
Total Corporate Bonds & Notes (Cost: $1,266,340,028)			$1,295,704,930

Residential Mortgage-Backed Securities - Agency —%
Government National Mortgage Association (i)
01/15/19	10.000%	11	12
Total Residential Mortgage-Backed Securities - Agency (Cost: $11)			$12

Foreign Government Obligations(j) 0.4%
MEXICO 0.1%
Petroleos Mexicanos
06/27/44	5.500%	2,000,000	2,064,600
NETHERLANDS 0.3%
Petrobras Global Finance BV
05/20/43	5.625%	4,275,000	3,871,192
Total Foreign Government Obligations (Cost: $5,306,428)			$5,935,792

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.5%
Brokerage/Asset Managers/Exchanges 0.1%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan (h)(k)
02/28/19	6.500%	595,966	595,716
Chemicals —%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan (h)(k)
02/01/20	4.000%	301,950	299,900

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Solenis Holdings LLC Term Loan (e)(h)(k)
07/02/21	4.250%	$100,000	$99,042
Total			398,942
Diversified Manufacturing 0.1%
Gardner Denver, Inc. Term Loan (h)(k)
07/30/20	4.250%	208,381	207,220
Gates Global LLC Term Loan (h)(k)
07/05/21	4.250%	309,000	306,105
Total			513,325
Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan (h)(k)
03/20/20	8.500%	302,000	299,735
CHS/Community Health Systems, Inc. Tranche D Term Loan (h)(k)
01/27/21	4.250%	139,300	139,439
U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan (h)(k)
07/03/19	4.250%	741,408	739,243
United Surgical Partners International, Inc. Tranche B Term Loan (h)(k)
04/03/19	4.750%	366,072	364,242
Total			1,542,659
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (h)(k)
12/28/20	6.250%	105,000	105,525
Playa Resorts Holdings Term Loan (h)(k)
07/24/19	4.000%	167,733	167,523
Total			273,048
Metals —%
Arch Coal, Inc. Term Loan (h)(k)
05/16/18	6.250%	482,317	472,155

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty 0.1%
Asurion LLC (h)(k)
2nd Lien Term Loan
03/03/21	8.500%	$654,000	$669,807
Tranche B-1 Term Loan
05/24/19	5.000%	666,076	667,808
Total			1,337,615
Retailers —%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (h)(k)
08/21/20	5.750%	426,000	432,036
Technology 0.1%
Applied Systems, Inc. (h)(k)
1st Lien Term Loan
01/25/21	4.250%	41,790	41,623
2nd Lien Term Loan
01/24/22	7.500%	49,000	49,465
Blue Coat Systems, Inc. 2nd Lien Term Loan (h)(k)
06/28/20	9.500%	529,000	534,951
Total			626,039
Total Senior Loans (Cost: $6,150,025)			$6,191,535

Issuer	Shares	Value

Common Stocks —%
FINANCIALS —%
Insurance —%
Washington Funding Trust LII D Escrow (b)(d)(f)(g)	1,075	$—
WMI Holdings Corp. (g)	21,286	58,111
Total		58,111
TOTAL FINANCIALS		58,111
Total Common Stocks (Cost: $1,077,709)		$58,111

	Shares	Value

Money Market Funds 5.5%
Columbia Short-Term Cash Fund, 0.097% (l)(m)	77,330,107	$77,330,107
Total Money Market Funds (Cost: $77,330,107)		$77,330,107
Total Investments (Cost: $1,356,204,308) (n)		$1,385,220,487(o)
Other Assets & Liabilities, Net		10,607,618
Net Assets		$1,395,828,105

Investments in Derivatives Futures Contracts Outstanding at July 31, 2014

At July 31, 2014, cash totaling $5,105,100 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(1,420)	USD	(176,945,320)	09/2014	1,493,833	—
US 5YR NOTE	(724)	USD	(86,037,220)	09/2014	410,275	—
US LONG BOND	(1,116)	USD	(153,345,375)	09/2014	422,665	—
US ULTRA T-BOND	(91)	USD	(13,726,781)	09/2014	—	(18,621)
Total					2,326,773	(18,621)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $253,407,153 or 18.15% of net assets.

(b)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2014 was $9,525, which represents less than 0.01% of net assets. Information concerning such security holdings at July 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Six Flags, Inc.
06/01/44 9.625%	05-07-2010	—
Washington Funding Trust LII D Escrow	03-05-2007	—
Washington Mutual Bank
Subordinated Notes
01/15/15 5.125%	03-10-2006 - 05-14-2008	5,688,448

(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2014, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2014, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Negligible market value.
(g)	Non-income producing.
(h)	Variable rate security.
(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Principal and interest may not be guaranteed by the government.
(k)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(l)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	98,299,930	191,777,147	(212,746,970)	77,330,107	28,617	77,330,107

(n)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $1,356,204,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$38,632,000
Unrealized Depreciation	(9,616,000)
Net Unrealized Appreciation	$29,016,000

(o)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	38,070,002	9,525	38,079,527
All other Industries	—	1,257,625,403	—	1,257,625,403
Residential Mortgage-Backed Securities - Agency	—	12	—	12
Foreign Government Obligations	—	5,935,792	—	5,935,792
Total Bonds	—	1,301,631,209	9,525	1,301,640,734
Other
Senior Loans
Health Care	—	878,682	663,977	1,542,659
Lodging	—	—	273,048	273,048
All other Industries	—	4,375,828	—	4,375,828
Total Other	—	5,254,510	937,025	6,191,535
Equity Securities
Common Stocks
Financials	58,111	—	—	58,111
Total Equity Securities	58,111	—	—	58,111
Mutual Funds
Money Market Funds	77,330,107	—	—	77,330,107
Total Mutual Funds	77,330,107	—	—	77,330,107
Investments in Securities	77,388,218	1,306,885,719	946,550	1,385,220,487
Derivatives
Assets
Futures Contracts	2,326,773	—	—	2,326,773
Liabilities
Futures Contracts	(18,621)	—	—	(18,621)
Total	79,696,370	1,306,885,719	946,550	1,387,528,639

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize a single market quotations from broker dealers which may have included, but were not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Portfolio of Investments

Columbia Intermediate Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 42.7%

Aerospace & Defense 0.4%
Bombardier, Inc. (a)
Senior Unsecured
04/15/19	4.750%	$278,000	$269,313
03/15/20	7.750%	234,000	252,720
10/15/22	6.000%	319,000	312,620
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	490,000	512,050
L-3 Communications Corp.
05/28/24	3.950%	12,610,000	12,502,058
TransDigm, Inc.
10/15/20	5.500%	39,000	38,610
07/15/21	7.500%	142,000	155,135
TransDigm, Inc. (a)
07/15/22	6.000%	70,000	70,350
07/15/24	6.500%	511,000	516,110
Total			14,628,966
Automotive 1.5%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	217,000	224,595
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	684,000	728,460
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	356,000	373,800
Ford Motor Co.
Senior Unsecured
02/01/29	6.375%	5,390,000	6,383,582
07/16/31	7.450%	5,690,000	7,542,243
11/01/46	7.400%	3,500,000	4,765,345
Ford Motor Credit Co. LLC
Senior Unsecured
06/15/16	3.984%	10,795,000	11,359,017
01/17/17	1.500%	11,643,000	11,664,167
General Motors Co.
Senior Unsecured
10/02/18	3.500%	12,811,000	12,875,055
10/02/23	4.875%	587,000	612,681
Jaguar Land Rover Automotive PLC (a)
12/15/18	4.125%	241,000	243,410
02/01/23	5.625%	140,000	146,300
Schaeffler Finance BV Senior Secured (a)
05/15/21	4.250%	252,000	250,110
Total			57,168,765
Banking 8.5%
Ally Financial, Inc.
02/15/17	5.500%	314,000	334,410
03/15/20	8.000%	1,220,000	1,427,400
BNP Paribas SA (a)(b)
06/29/49	5.186%	13,535,000	13,805,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
Bank of America Corp. Senior Unsecured
01/11/23	3.300%	$7,386,000	$7,217,511
Bank of Montreal Senior Unsecured
01/25/19	2.375%	13,498,000	13,634,532
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	3,325,000	3,796,768
Bank of New York Mellon Corp. (The) (b)
12/29/49	4.500%	9,023,000	8,346,275
Barclays Bank PLC (b)
12/15/49	6.278%	3,675,000	3,812,813
12/31/49	6.625%	7,291,000	7,236,317
Subordinated Notes
04/10/23	7.750%	2,506,000	2,791,058
Citigroup, Inc.
Subordinated Notes
09/13/25	5.500%	6,686,000	7,356,572
08/25/36	6.125%	4,960,000	5,706,088
Citigroup, Inc. (b)
04/29/49	5.350%	1,150,000	1,083,969
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)(b)
12/31/49	11.000%	4,129,000	5,536,989
Credit Agricole SA (a)(b)
12/31/49	8.375%	3,655,000	4,271,781
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	5,282,000	5,822,676
11/21/22	3.850%	5,485,000	5,544,627
Fifth Third Bancorp (b)
12/31/49	5.100%	13,285,000	12,521,112
HBOS PLC Subordinated Notes (a)
05/21/18	6.750%	17,097,000	19,539,905
HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	6,724,000	7,407,192
JPMorgan Chase & Co.
Senior Unsecured
01/25/23	3.200%	6,255,000	6,149,491
JPMorgan Chase & Co. (b)
12/29/49	5.150%	11,442,000	10,819,555
JPMorgan Chase Capital XXI (b)
02/02/37	1.173%	23,876,000	20,593,050
JPMorgan Chase Capital XXIII (b)
05/15/47	1.224%	18,130,000	15,002,575
Lloyds Banking Group PLC (a)(b)
11/29/49	6.267%	1,741,000	1,775,820
12/31/49	6.413%	4,307,000	4,662,327
12/31/49	6.657%	6,062,000	6,683,355

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
M&T Bank Corp.
12/31/49	6.875%	$10,979,000	$11,202,335
Mellon Capital IV (b)
06/29/49	4.000%	1,035,000	879,750
Natixis (a)(b)
12/31/49	10.000%	6,890,000	8,199,100
PNC Financial Services Group, Inc. (The) (b)
05/29/49	4.447%	17,261,000	17,230,793
Rabobank Capital Funding Trust III (a)(b)
12/31/49	5.254%	6,566,000	6,910,715
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	260,000	259,960
Royal Bank of Scotland PLC (The) Subordinated Notes (b)
03/16/22	9.500%	7,670,000	8,916,375
Santander Holdings USA, Inc. Senior Unsecured
08/27/18	3.450%	15,697,000	16,438,589
State Street Capital Trust IV (b)
06/01/67	1.231%	7,416,000	6,414,840
State Street Corp.
03/15/18	4.956%	16,919,000	18,432,506
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	1,041,000	1,186,740
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	5,991,000	5,863,500
UBS Preferred Funding Trust V (b)
05/29/49	6.243%	4,095,000	4,294,631
Wachovia Capital Trust III (b)
03/29/49	5.570%	6,940,000	6,736,103
Washington Mutual Bank Subordinated Notes (c)(d)(e)
01/15/15	5.125%	27,379,000	41,069
Wells Fargo Capital X
12/15/36	5.950%	4,575,000	4,672,219
Total			320,559,093
Brokerage/Asset Managers/Exchanges 0.3%
Bank of America Corp. Subordinated Notes
05/02/17	5.700%	7,605,000	8,387,380
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	682,000	724,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Brokerage/Asset Managers/Exchanges (continued)
Nuveen Investments, Inc. Senior Unsecured (a)
10/15/20	9.500%	$431,000	$503,192
Total			9,615,197
Building Materials 0.1%
Allegion US Holding Co., Inc.
10/01/21	5.750%	358,000	375,900
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	513,000	514,282
Gibraltar Industries, Inc.
02/01/21	6.250%	209,000	213,703
HD Supply, Inc.
07/15/20	7.500%	390,000	416,325
Nortek, Inc.
12/01/18	10.000%	127,000	134,620
04/15/21	8.500%	592,000	642,320
USG Corp. (a)
11/01/21	5.875%	122,000	127,185
Total			2,424,335
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	270,000	268,650
04/30/21	6.500%	176,000	183,040
01/31/22	6.625%	404,000	424,200
09/30/22	5.250%	133,000	130,340
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	87,000	102,225
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	442,000	472,940
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	251,000	247,235
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	727,000	748,810
Cogeco Cable, Inc. (a)
05/01/20	4.875%	167,000	167,835
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	4,642,000	5,143,466
DISH DBS Corp.
06/01/21	6.750%	903,000	993,300
Hughes Satellite Systems Corp.
06/15/21	7.625%	275,000	310,750
Intelsat Jackson Holdings SA
10/15/20	7.250%	1,048,000	1,105,640

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Cable and Satellite (continued)
Intelsat Luxembourg SA
06/01/21	7.750%	$276,000	$282,210
06/01/23	8.125%	345,000	358,800
Mediacom Broadband LLC/Corp. (a)
04/15/21	5.500%	52,000	52,520
NBCUniversal Enterprise, Inc. (a)
04/15/19	1.974%	8,990,000	8,920,295
Numericable Group SA (a)
Senior Secured
05/15/19	4.875%	12,000	12,060
05/15/22	6.000%	614,000	617,070
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	351,000	354,510
Time Warner Cable, Inc.
05/01/37	6.550%	5,875,000	7,276,628
09/01/41	5.500%	6,225,000	6,899,342
Videotron Ltd.
07/15/22	5.000%	411,000	415,110
Videotron Ltd. (a)
06/15/24	5.375%	23,000	23,000
Total			35,509,976
Chemicals 0.8%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	365,000	387,812
Celanese U.S. Holdings LLC
06/15/21	5.875%	301,000	325,833
Huntsman International LLC
11/15/20	4.875%	300,000	302,250
INEOS Group Holdings SA (a)
02/15/19	5.875%	365,000	368,650
JM Huber Corp. Senior Unsecured (a)
11/01/19	9.875%	827,000	932,442
LYB International Finance BV
03/15/44	4.875%	6,110,000	6,387,993
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	17,143,000	19,137,091
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	299,000	319,930
PQ Corp. Secured (a)
05/01/18	8.750%	1,144,000	1,224,080
Total			29,386,081

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery 0.2%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	$176,000	$188,760
CNH Industrial Capital LLC Senior Unsecured (a)
07/15/19	3.375%	280,000	273,350
Case New Holland Industrial, Inc.
12/01/17	7.875%	986,000	1,125,272
Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	6,610,000	6,418,046
Columbus McKinnon Corp.
02/01/19	7.875%	452,000	479,120
United Rentals North America, Inc.
04/15/22	7.625%	426,000	469,665
06/15/23	6.125%	284,000	293,763
11/15/24	5.750%	252,000	257,670
Total			9,505,646
Consumer Cyclical Services 0.3%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	276,000	244,260
APX Group, Inc.
12/01/20	8.750%	276,000	269,100
Senior Secured
12/01/19	6.375%	634,000	634,000
APX Group, Inc. (a)
Senior Unsecured
12/01/20	8.750%	144,000	141,480
Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	7,945,000	7,499,135
Monitronics International, Inc.
04/01/20	9.125%	531,000	557,550
Service Corp. International Senior Unsecured
01/15/22	5.375%	249,000	252,112
Total			9,597,637
Consumer Products 0.1%
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	379,000	398,898
Spectrum Brands, Inc.
03/15/20	6.750%	398,000	418,895
11/15/20	6.375%	374,000	393,635
11/15/22	6.625%	305,000	323,300
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	661,000	649,432

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Consumer Products (continued)
Tempur Sealy International, Inc.
12/15/20	6.875%	$175,000	$186,156
Total			2,370,316
Diversified Manufacturing 0.5%
Amsted Industries, Inc. (a)
03/15/22	5.000%	302,000	299,735
Entegris, Inc. (a)
04/01/22	6.000%	312,000	322,140
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	467,000	470,503
Gates Global LLC/Co. (a)
07/15/22	6.000%	192,000	187,200
General Electric Co.
Senior Unsecured
10/09/42	4.125%	11,852,000	11,759,554
03/11/44	4.500%	3,925,000	4,091,251
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	663,000	694,493
Total			17,824,876
Electric 3.6%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	206,000	234,840
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	6,462,000	7,797,689
01/15/42	4.100%	3,678,000	3,658,694
Calpine Corp. Senior Secured (a)
01/15/22	6.000%	319,000	338,140
Commonwealth Edison Co.
1st Mortgage
03/15/36	5.900%	4,050,000	5,073,382
Senior Unsecured
07/15/18	6.950%	4,500,000	5,279,373
Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	6,746,000	6,598,310
Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	50,000	52,704
Duke Energy Progress, Inc. 1st Mortgage
03/30/44	4.375%	5,565,000	5,726,953
FPL Energy National Wind LLC Senior Secured (a)
03/10/24	5.608%	275,340	269,173

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
FirstEnergy Transmission LLC Senior Unsecured (a)
01/15/25	4.350%	$10,155,000	$10,241,835
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	3,382,000	3,612,456
MidAmerican Energy Co.
1st Mortgage
10/15/24	3.500%	5,320,000	5,431,619
10/15/44	4.400%	6,355,000	6,535,584
NRG Energy, Inc. (a)
07/15/22	6.250%	797,000	824,895
Nevada Power Co.
05/15/18	6.500%	2,173,000	2,529,746
09/15/40	5.375%	941,000	1,111,743
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	9,111,000	10,111,679
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	4,156,000	4,842,912
PPL Capital Funding, Inc.
06/01/18	1.900%	6,725,000	6,688,867
06/15/22	4.200%	3,070,000	3,265,086
06/01/23	3.400%	9,972,000	9,929,499
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	10,927,000	10,896,667
01/15/40	5.400%	2,246,000	2,571,930
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	6,036,000	6,388,303
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	3,543,000	4,294,630
TransAlta Corp. Senior Unsecured
06/03/17	1.900%	10,810,000	10,820,529
Total			135,127,238
Finance Companies 1.1%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	309,000	305,910
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	697,000	741,434
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	198,000	198,495
Aviation Capital Group Corp. Senior Unsecured (a)
04/06/21	6.750%	19,000	21,397

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
CIT Group, Inc. Senior Unsecured (a)
02/15/19	5.500%	$1,306,000	$1,394,155
GE Capital Trust I (b)
11/15/67	6.375%	5,700,000	6,327,000
General Electric Capital Corp.
Senior Unsecured
09/07/22	3.150%	7,043,000	7,032,379
01/14/38	5.875%	1,505,000	1,802,289
HSBC Finance Capital Trust IX (b)
11/30/35	5.911%	6,268,000	6,503,050
HSBC Finance Corp. Senior Subordinated Notes
01/15/21	6.676%	10,285,000	12,261,962
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	92,000	91,660
12/15/20	8.250%	1,181,000	1,420,152
Navient LLC Senior Unsecured
01/25/22	7.250%	227,000	248,565
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	702,000	696,735
Senior Unsecured
02/15/19	10.125%	88,000	94,600
Springleaf Finance Corp.
06/01/20	6.000%	225,000	228,375
10/01/21	7.750%	313,000	350,560
10/01/23	8.250%	238,000	271,320
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	335,000	329,975
Total			40,320,013
Food and Beverage 0.8%
Aramark Services, Inc.
03/15/20	5.750%	471,000	485,130
Campbell Soup Co.
Senior Unsecured
08/02/22	2.500%	6,538,000	6,170,532
08/02/42	3.800%	5,142,000	4,409,831
Coca-Cola Co. (The) Senior Unsecured
11/01/23	3.200%	4,500,000	4,573,467
ConAgra Foods, Inc. Senior Unsecured
01/25/23	3.200%	4,615,000	4,494,032
Darling Ingredients, Inc. (a)
01/15/22	5.375%	437,000	449,017
Diamond Foods, Inc. (a)
03/15/19	7.000%	95,000	97,612

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Heineken NV Senior Unsecured (a)
10/01/42	4.000%	$2,620,000	$2,426,896
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	262,000	263,310
Post Holdings, Inc. (a)
12/15/22	6.000%	236,000	233,640
Wm. Wrigley Jr., Co. (a)
Senior Unsecured
10/21/16	1.400%	3,555,000	3,574,680
10/21/18	2.400%	2,238,000	2,265,590
Total			29,443,737
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	366,000	373,091
MGM Resorts International
03/01/18	11.375%	529,000	667,862
10/01/20	6.750%	326,000	352,895
Penn National Gaming, Inc. Senior Unsecured (a)
11/01/21	5.875%	266,000	250,040
Pinnacle Entertainment, Inc.
08/01/21	6.375%	461,000	474,830
Seminole Tribe of Florida, Inc. Senior Unsecured (a)
10/01/20	7.804%	625,000	686,062
Seneca Gaming Corp. (a)
12/01/18	8.250%	473,000	497,833
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	577,000	341,873
Wynn Macau Ltd. Senior Unsecured (a)
10/15/21	5.250%	546,000	546,000
Total			4,190,486
Health Care 0.5%
Acadia Healthcare Co., Inc. (a)
07/01/22	5.125%	95,000	95,238
Amsurg Corp. (a)
07/15/22	5.625%	356,000	357,780
Biomet, Inc.
08/01/20	6.500%	115,000	124,045
CHS/Community Health Systems, Inc.
11/15/19	8.000%	290,000	311,083
Senior Secured
08/15/18	5.125%	474,000	485,850
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	569,000	581,802
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
08/01/21	5.125%	$104,000	$104,780
Catamaran Corp.
03/15/21	4.750%	104,000	103,740
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	214,000	219,083
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	430,000	461,175
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	568,000	599,240
07/15/24	5.125%	585,000	576,225
Emdeon, Inc.
12/31/19	11.000%	557,000	629,410
Envision Healthcare Corp. (a)
07/01/22	5.125%	73,000	72,818
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	335,000	356,775
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	454,000	503,940
HCA, Inc.
02/15/22	7.500%	415,000	469,987
Senior Secured
03/15/19	3.750%	405,000	401,962
02/15/20	6.500%	889,000	965,676
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	427,000	446,215
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	266,000	293,930
LifePoint Hospitals, Inc. (a)
12/01/21	5.500%	406,000	416,150
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	391,000	397,842
McKesson Corp. Senior Unsecured
12/15/22	2.700%	8,240,000	7,836,957
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	343,000	376,443
Teleflex, Inc. (a)
06/15/24	5.250%	31,000	31,465
Tenet Healthcare Corp.
Senior Secured
10/01/20	6.000%	325,000	339,625
04/01/21	4.500%	509,000	495,002
Senior Unsecured
04/01/22	8.125%	920,000	1,028,100
Tenet Healthcare Corp. (a)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
03/01/19	5.000%	$35,000	$34,475
Universal Health Services, Inc. Senior Secured (a)(f)
08/01/22	4.750%	518,000	515,410
Total			19,632,223
Healthcare Insurance —%
Centene Corp. Senior Unsecured
05/15/22	4.750%	177,000	178,770
Home Construction —%
Meritage Homes Corp.
03/01/18	4.500%	377,000	382,655
04/15/20	7.150%	117,000	128,992
04/01/22	7.000%	72,000	78,660
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	282,000	299,625
Standard Pacific Corp.
12/15/21	6.250%	290,000	300,150
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	441,000	471,870
04/15/21	5.250%	15,000	14,775
03/01/24	5.625%	154,000	151,690
Total			1,828,417
Independent Energy 2.6%
American Energy-Permian Basin LLC/Finance Corp. (a)
Senior Unsecured
11/01/20	7.125%	120,000	115,800
11/01/21	7.375%	239,000	230,635
Antero Resources Corp. (a)
12/01/22	5.125%	272,000	271,320
Antero Resources Finance Corp.
11/01/21	5.375%	312,000	315,900
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	797,000	848,805
05/01/22	6.000%	178,000	178,890
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	458,000	478,610
Chesapeake Energy Corp.
08/15/20	6.625%	494,000	549,575
02/15/21	6.125%	1,185,000	1,285,725
04/15/22	4.875%	9,456,000	9,432,360
03/15/23	5.750%	667,000	712,022
Cimarex Energy Co.
06/01/24	4.375%	10,832,000	11,062,180
Comstock Resources, Inc.
06/15/20	9.500%	773,000	863,827
Concho Resources, Inc.
01/15/21	7.000%	1,762,000	1,885,340

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
04/01/23	5.500%	$14,122,000	$14,616,270
Continental Resources, Inc.
04/01/21	7.125%	1,068,000	1,200,329
09/15/22	5.000%	4,140,000	4,440,150
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	130,000	141,700
EP Energy LLC/Finance, Inc.
05/01/20	9.375%	424,000	468,520
EXCO Resources, Inc.
04/15/22	8.500%	305,000	306,525
EnCana Corp. Senior Unsecured
11/15/21	3.900%	4,515,000	4,767,845
Halcon Resources Corp.
07/15/20	9.750%	260,000	278,200
05/15/21	8.875%	310,000	321,625
Hess Corp.
Senior Unsecured
02/15/19	8.125%	2,925,000	3,648,174
10/01/29	7.875%	4,005,000	5,491,043
08/15/31	7.300%	3,530,000	4,703,411
Hilcorp Energy I LP/Finance Co. Senior Unsecured (a)
12/01/24	5.000%	196,000	193,550
Kodiak Oil & Gas Corp.
12/01/19	8.125%	374,000	409,567
01/15/21	5.500%	776,000	814,800
02/01/22	5.500%	870,000	917,850
Laredo Petroleum, Inc.
02/15/19	9.500%	728,000	777,140
01/15/22	5.625%	335,000	340,863
05/01/22	7.375%	479,000	522,110
MEG Energy Corp. (a)
03/31/24	7.000%	264,000	279,180
Oasis Petroleum, Inc.
11/01/21	6.500%	1,341,000	1,421,460
01/15/23	6.875%	293,000	317,173
Oasis Petroleum, Inc. (a)
03/15/22	6.875%	146,000	158,045
Parsley Energy LLC/Finance Corp. Senior Unsecured (a)
02/15/22	7.500%	666,000	692,640
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	402,000	445,215
RKI Exploration & Production LLC/Finance Corp. (a)
08/01/21	8.500%	113,000	120,910
Range Resources Corp.
08/01/20	6.750%	415,000	441,975
03/15/23	5.000%	3,178,000	3,265,395
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (a)
09/30/20	5.298%	4,320,474	4,693,115

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Rice Energy, Inc. (a)
05/01/22	6.250%	$291,000	$288,090
SM Energy Co. Senior Unsecured
11/15/21	6.500%	447,000	479,407
SandRidge Energy, Inc.
10/15/22	8.125%	214,000	227,910
02/15/23	7.500%	68,000	70,890
Triangle USA Petroleum Corp. Senior Unsecured (a)
07/15/22	6.750%	145,000	144,819
Whiting Petroleum Corp.
10/01/18	6.500%	53,000	54,855
03/15/21	5.750%	658,000	718,865
Woodside Finance Ltd. (a)
05/10/21	4.600%	10,320,000	11,286,571
Total			97,697,176
Integrated Energy 1.0%
BP Capital Markets PLC
02/10/24	3.814%	5,770,000	5,915,029
Chevron Corp.
Senior Unsecured
12/05/22	2.355%	9,680,000	9,252,860
06/24/23	3.191%	3,740,000	3,775,235
Shell International Finance BV
08/21/22	2.375%	5,205,000	5,000,709
03/25/40	5.500%	3,736,000	4,426,801
Total Capital International SA
06/19/21	2.750%	5,380,000	5,355,193
02/17/22	2.875%	3,170,000	3,161,241
Total			36,887,068
Leisure 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	46,000	51,405
Activision Blizzard, Inc. (a)
09/15/21	5.625%	1,188,000	1,247,400
09/15/23	6.125%	86,000	92,665
Carlson Travel Holdings, Inc. Senior Unsecured PIK (a)
08/15/19	7.500%	159,000	161,385
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	443,000	447,430
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
06/01/24	5.375%	65,000	65,000
Cinemark USA, Inc.
12/15/22	5.125%	302,000	304,265
Six Flags, Inc. (a)(c)(e)(g)
06/01/44	0.000%	458,000	—

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Leisure (continued)
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (c)(e)
07/01/15	9.300%	$933,460	$933,460
Total			3,303,010
Life Insurance 1.2%
American International Group, Inc. Senior Unsecured
07/16/44	4.500%	3,778,000	3,733,760
ING Capital Funding Trust III (b)
12/31/49	3.834%	2,130,000	2,124,675
MetLife Capital Trust X (a)
04/08/38	9.250%	12,118,000	17,389,330
MetLife, Inc.
08/01/39	10.750%	950,000	1,515,250
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	431,000	489,795
Prudential Financial, Inc. (b)
06/15/38	8.875%	2,857,000	3,485,540
09/15/42	5.875%	7,640,000	8,270,300
Voya Financial, Inc.
07/15/22	5.500%	3,680,000	4,171,251
Voya Financial, Inc. (b)
05/15/53	5.650%	4,675,000	4,756,812
Total			45,936,713
Lodging —%
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	715,000	747,175
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	505,000	532,879
Total			1,280,054
Media and Entertainment 0.6%
21st Century Fox America, Inc.
12/15/35	6.400%	4,409,000	5,417,669
AMC Networks, Inc.
07/15/21	7.750%	67,000	73,700
12/15/22	4.750%	734,000	732,165
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	73,000	72,818
02/15/24	5.625%	73,000	72,909
Clear Channel Communications, Inc. PIK
02/01/21	14.000%	551,000	549,622
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	868,000	897,295
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	301,000	316,050
Senior Unsecured
11/15/22	6.500%	780,000	819,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Gannett Co, Inc. (a)
10/15/23	6.375%	$69,000	$72,795
Lamar Media Corp. (a)
01/15/24	5.375%	99,000	100,238
MDC Partners, Inc. (a)
04/01/20	6.750%	771,000	801,840
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	483,000	493,867
Nielsen Finance LLC/Co. (a)
04/15/22	5.000%	173,000	170,405
Reed Elsevier Capital, Inc.
10/15/22	3.125%	4,270,000	4,178,703
Sinclair Television Group, Inc. (a)
08/01/24	5.625%	493,000	486,221
Thomson Reuters Corp. Senior Unsecured
11/23/23	4.300%	6,530,000	6,816,785
Univision Communications, Inc. (a)
05/15/21	8.500%	425,000	460,062
Senior Secured
09/15/22	6.750%	498,000	536,595
05/15/23	5.125%	309,000	317,498
Total			23,386,237
Metals 1.2%
ArcelorMittal
Senior Unsecured
02/25/15	4.250%	12,317,000	12,409,378
08/05/15	4.250%	14,468,000	14,721,190
02/25/22	6.750%	432,000	467,775
10/15/39	7.500%	1,154,000	1,203,045
03/01/41	7.250%	4,352,000	4,439,040
Arch Coal, Inc. Secured (a)
01/15/19	8.000%	247,000	238,355
CONSOL Energy, Inc.
03/01/21	6.375%	32,000	33,600
CONSOL Energy, Inc. (a)
04/15/22	5.875%	209,000	211,351
Calcipar SA Senior Secured (a)
05/01/18	6.875%	470,000	488,800
Constellium NV (a)
05/15/24	5.750%	105,000	108,150
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	543,000	587,798
Nucor Corp.
Senior Unsecured
08/01/23	4.000%	6,485,000	6,675,250
08/01/43	5.200%	1,382,000	1,462,443

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Peabody Energy Corp.
11/15/21	6.250%	$592,000	$560,920
Total			43,607,095
Midstream 3.4%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	872,000	898,160
03/15/24	4.875%	122,000	125,660
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	3,690,000	3,824,216
02/15/18	5.050%	13,126,000	14,495,881
Crestwood Midstream Partners LP/Corp. (a)
03/01/22	6.125%	220,000	227,150
DCP Midstream LLC (a)(b)
05/21/43	5.850%	9,895,000	9,598,150
El Paso LLC
09/15/20	6.500%	609,000	672,290
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	25,018,000	27,148,908
Enterprise Products Operating LLC
03/15/23	3.350%	7,180,000	7,134,120
02/01/41	5.950%	4,008,000	4,795,492
02/15/42	5.700%	3,559,000	4,140,736
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	1,183,000	1,262,852
05/15/22	5.500%	365,000	363,175
Kinder Morgan Energy Partners LP
Senior Unsecured
03/01/21	3.500%	7,413,000	7,439,205
01/15/38	6.950%	3,975,000	4,817,601
09/01/39	6.500%	3,739,000	4,327,455
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	603,000	642,195
02/15/23	5.500%	658,000	682,675
07/15/23	4.500%	157,000	154,645
NiSource Finance Corp.
02/15/23	3.850%	5,220,000	5,351,935
12/15/40	6.250%	4,125,000	4,977,345
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	896,000	956,480
03/01/22	5.875%	123,000	128,535
10/01/22	5.000%	345,000	340,687
Rose Rock Midstream LP/Finance Corp. (a)
07/15/22	5.625%	115,000	115,287
Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	430,000	445,050
Sabine Pass Liquefaction LLC (a)
Senior Secured
05/15/24	5.750%	318,000	322,770
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	4,305,000	5,894,940

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
TransCanada PipeLines Ltd. (b)
05/15/67	6.350%	$8,238,000	$8,583,996
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	4,815,000	4,813,421
Williams Partners LP Senior Unsecured
04/15/40	6.300%	3,725,000	4,419,645
Total			129,100,657
Natural Gas 0.6%
Sempra Energy
Senior Unsecured
06/01/16	6.500%	5,060,000	5,561,355
12/01/23	4.050%	7,000,000	7,357,196
06/15/24	3.550%	9,655,000	9,705,853
Total			22,624,404
Office REIT 0.3%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	9,457,000	10,065,340

Oil Field Services 0.3%
Noble Holding International Ltd.
03/15/42	5.250%	4,060,000	4,166,494
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	360,000	342,900
Weatherford International Ltd.
03/15/38	7.000%	4,720,000	5,865,770
Total			10,375,164
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	404,000	411,828

Other Industry 1.3%
Hillman Group, Inc. (The) Senior Unsecured (a)
07/15/22	6.375%	68,000	66,980
Massachusetts Institute of Technology
07/01/14	4.678%	8,730,000	9,209,726
Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	16,955,000	16,092,211
President and Fellows of Harvard College
Senior Unsecured
10/15/40	4.875%	8,205,000	9,248,035
President and Fellows of Harvard College (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry (continued)
01/15/39	6.500%	$9,860,000	$13,582,140
TRI Pointe Homes, Inc. Senior Unsecured (a)
06/15/19	4.375%	145,000	142,825
Total			48,341,917
Other REIT 0.5%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	691,000	729,005
DuPont Fabros Technology LP
09/15/21	5.875%	218,000	222,360
Duke Realty LP
02/15/15	7.375%	4,125,000	4,268,934
06/15/22	4.375%	7,440,000	7,792,589
04/15/23	3.625%	5,955,000	5,875,596
Total			18,888,484
Packaging 0.1%
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	116,000	116,580
06/15/17	6.000%	35,000	34,781
Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	564,000	587,970
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	702,000	756,405
02/15/21	8.250%	56,000	59,360
Senior Secured
08/15/19	7.875%	576,000	612,720
10/15/20	5.750%	621,000	633,420
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (a)
05/01/22	6.375%	510,000	502,350
Total			3,303,586
Paper —%
Rayonier Advanced Materials, Inc. (a)
06/01/24	5.500%	124,000	122,140

Pharmaceuticals 1.0%
Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	158,000	161,160
Grifols Worldwide Operations Ltd. Senior Unsecured (a)
04/01/22	5.250%	445,000	446,669
Jaguar Holding Co. I Senior Unsecured PIK (a)
10/15/17	9.375%	216,000	219,780

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	$312,000	$336,960
Johnson & Johnson
Senior Unsecured
12/05/33	4.375%	9,098,000	9,870,966
05/15/41	4.850%	7,528,000	8,477,100
Merck & Co., Inc. Senior Unsecured
09/15/22	2.400%	4,515,000	4,317,699
Novartis Capital Corp.
05/06/24	3.400%	12,160,000	12,262,460
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	437,000	456,665
10/15/20	6.375%	1,136,000	1,175,760
12/01/21	5.625%	312,000	312,780
Total			38,037,999
Property & Casualty 0.7%
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	295,000	307,538
HUB International Ltd. Senior Unsecured (a)
10/01/21	7.875%	1,015,000	1,040,375
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
07/15/19	8.125%	278,000	274,525
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	6,775,000	7,360,909
05/01/42	6.500%	1,955,000	2,428,714
Senior Unsecured
03/15/35	6.500%	6,030,000	7,405,141
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	4,245,000	5,905,648
Total			24,722,850
Railroads 0.8%
BNSF Funding Trust I (b)
12/15/55	6.613%	11,396,000	12,817,446
CSX Corp. Senior Unsecured
05/30/42	4.750%	5,945,000	6,203,786
Florida East Coast Holdings Corp. (a)
05/01/20	9.750%	400,000	419,000
Senior Secured
05/01/19	6.750%	428,000	442,980
Union Pacific Corp.
Senior Unsecured
02/15/19	2.250%	5,990,000	6,047,600
03/15/24	3.750%	3,050,000	3,168,163
Total			29,098,975

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	$3,535,000	$4,290,748

Restaurants 0.6%
McDonald’s Corp. Senior Unsecured
05/01/43	3.625%	7,080,000	6,358,914
Yum! Brands, Inc.
Senior Unsecured
11/01/23	3.875%	14,918,000	15,063,510
11/01/43	5.350%	325,000	355,266
Total			21,777,690
Retail REIT 0.2%
Kimco Realty Corp. Senior Unsecured
06/01/23	3.125%	8,685,000	8,339,598

Retailers 1.5%
Bed Bath & Beyond, Inc.
Senior Unsecured
08/01/34	4.915%	1,675,000	1,688,113
08/01/44	5.165%	4,725,000	4,705,420
CVS Pass-Through Trust Pass-Through Certificates (a)
08/10/36	4.163%	10,212,000	10,334,593
Group 1 Automotive, Inc. (a)
06/01/22	5.000%	157,000	154,645
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	19,000	18,905
L Brands, Inc.
04/01/21	6.625%	659,000	734,785
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	18,115,000	21,762,546
Michaels Stores, Inc. (a)
12/15/20	5.875%	129,000	127,065
Rite Aid Corp.
06/15/21	6.750%	80,000	83,200
Senior Unsecured
02/15/27	7.700%	234,000	256,230
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	396,000	411,840
Target Corp.
Senior Unsecured
06/26/19	2.300%	10,173,000	10,212,034
07/01/24	3.500%	5,915,000	5,936,489
Total			56,425,865

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Supermarkets 0.8%
Kroger Co. (The)
12/15/18	6.800%	$6,482,000	$7,667,350
06/01/29	7.700%	5,489,000	7,110,813
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	15,897,000	16,200,728
Total			30,978,891
Technology 0.5%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	546,000	565,110
04/01/20	6.375%	15,000	15,900
08/01/22	5.375%	632,000	625,680
Audatex North America, Inc. (a)
06/15/21	6.000%	282,000	295,395
CDW LLC/Finance Corp.
04/01/19	8.500%	344,000	366,360
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	260,000	261,950
07/15/21	7.000%	290,000	314,650
First Data Corp.
01/15/21	11.250%	49,000	55,493
01/15/21	12.625%	530,000	631,362
First Data Corp. (a)
Secured
01/15/21	8.250%	558,000	597,060
Senior Secured
08/15/20	8.875%	113,000	123,453
11/01/20	6.750%	742,000	782,810
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	333,000	359,640
Iron Mountain, Inc.
08/15/23	6.000%	229,000	238,732
NCR Corp.
12/15/21	5.875%	113,000	116,955
12/15/23	6.375%	218,000	231,080
NXP BV/Funding LLC (a)
02/15/21	5.750%	315,000	327,600
Nuance Communications, Inc. (a)
08/15/20	5.375%	414,000	419,175
Oracle Corp. Senior Unsecured
10/15/22	2.500%	14,177,000	13,569,232
Qualitytech LP/Finance Corp. (a)
08/01/22	5.875%	221,000	219,895
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	440,000	429,000
Total			20,546,532

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Tobacco 0.1%
Imperial Tobacco Finance PLC (a)
02/11/18	2.050%	$4,580,000	$4,563,155

Transportation Services 0.3%
ERAC U.S.A. Finance LLC (a)
11/15/24	3.850%	6,030,000	6,049,145
10/15/37	7.000%	3,569,000	4,690,009
Hertz Corp. (The)
10/15/18	7.500%	451,000	469,040
01/15/21	7.375%	303,000	324,210
Total			11,532,404
Wireless 0.5%
Altice SA Senior Secured (a)
05/15/22	7.750%	437,000	446,833
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	186,000	184,140
01/15/23	5.250%	834,000	842,340
Rogers Communications, Inc.
03/15/44	5.000%	7,814,000	8,069,252
SBA Telecommunications, Inc.
07/15/20	5.750%	945,000	980,437
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	464,000	491,840
11/15/22	6.000%	321,000	316,185
Sprint Communications, Inc. (a)
11/15/18	9.000%	1,362,000	1,607,160
03/01/20	7.000%	220,000	247,500
Sprint Corp. (a)
09/15/21	7.250%	559,000	595,335
06/15/24	7.125%	192,000	195,840
T-Mobile USA, Inc.
04/28/20	6.542%	167,000	174,515
04/28/21	6.633%	486,000	510,300
01/15/22	6.125%	128,000	131,680
04/28/22	6.731%	276,000	289,110
04/01/23	6.625%	244,000	256,200
04/28/23	6.836%	133,000	140,980
01/15/24	6.500%	128,000	133,440
Wind Acquisition Finance SA (a)
04/23/21	7.375%	524,000	546,270
Senior Secured
04/30/20	6.500%	583,000	619,438
07/15/20	4.750%	414,000	404,685
Total			17,183,480
Wirelines 2.7%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	3,242,000	3,485,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
03/15/22	5.800%	$300,000	$307,500
12/01/23	6.750%	418,000	453,530
Embarq Corp. Senior Unsecured
06/01/36	7.995%	3,707,000	4,049,898
Frontier Communications Corp.
Senior Unsecured
04/15/22	8.750%	547,000	623,580
01/15/23	7.125%	232,000	240,120
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	612,000	671,670
Level 3 Escrow II, Inc. (a)(f)
08/15/22	5.375%	446,000	440,425
Level 3 Financing, Inc.
04/01/19	9.375%	419,000	448,330
06/01/20	7.000%	70,000	74,200
07/15/20	8.625%	220,000	239,250
Level 3 Financing, Inc. (a)
01/15/21	6.125%	243,000	251,505
Level 3 Financing, Inc. (a)(b)
01/15/18	3.823%	111,000	111,833
Telecom Italia Capital SA
06/04/18	6.999%	8,150,000	9,209,500
Telecom Italia SpA Senior Unsecured (a)
05/30/24	5.303%	8,555,000	8,291,249
Telefonica Emisiones SAU
04/27/18	3.192%	6,379,000	6,635,174
02/16/21	5.462%	1,575,000	1,773,774
Verizon Communications, Inc.
Senior Unsecured
06/09/17	1.350%	20,100,000	20,069,669
04/01/21	4.600%	4,950,000	5,416,305
11/01/22	2.450%	16,285,000	15,252,645
03/15/24	4.150%	4,390,000	4,542,658
Verizon New England, Inc.
11/15/29	7.875%	3,893,000	4,939,983
Verizon New York, Inc.
04/01/32	7.375%	7,358,000	9,121,153
Verizon Virginia LLC
10/01/29	8.375%	4,655,000	5,986,959
Windstream Corp.
08/01/23	6.375%	390,000	385,125
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	203,000	230,405
Total			103,251,590
Total Corporate Bonds & Notes (Cost: $1,561,701,429)			$1,605,392,422

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 16.5%
Federal Home Loan Mortgage Corp. (h)
06/01/43	3.500%	$11,762,374	$12,002,601
04/01/33- 06/01/33	5.500%	2,670,825	3,002,933
10/01/31- 07/01/37	6.000%	3,587,775	4,161,730
10/01/28- 07/01/32	7.000%	1,203,338	1,410,047
08/01/24- 02/01/25	8.000%	104,066	117,692
03/01/17- 11/01/26	8.500%	105,304	119,872
04/01/21	9.000%	3,742	3,916
07/01/20	12.000%	1,384	1,390
Federal Home Loan Mortgage Corp. (h)(i)
CMO IO Series 329 Class C5
06/15/43	3.500%	30,795,367	7,275,406
CMO IO Series 4120 Class IA
10/15/42	3.500%	15,001,573	3,468,649
CMO IO Series 4176 Class BI
03/15/43	3.500%	5,044,608	1,227,672
Federal National Mortgage Association (b)(h)
06/01/32	1.790%	4,129	4,142
07/01/37	6.006%	130,951	137,803
Federal National Mortgage Association (f)(h)
08/18/29- 08/12/44	3.000%	101,910,000	100,931,827
08/18/29- 08/12/44	3.500%	52,000,000	53,366,032
08/12/44	4.000%	9,000,000	9,462,410
08/12/44	4.500%	25,500,000	27,454,935
08/12/44	5.000%	47,500,000	52,383,594
Federal National Mortgage Association (h)
09/01/28	3.000%	5,607,278	5,787,187
03/01/43- 08/01/43	3.500%	31,081,182	31,776,824
11/01/41- 05/01/44	4.000%	86,185,535	90,785,817
10/01/40- 07/01/41	4.500%	16,259,156	17,545,199
08/01/40- 05/01/41	5.000%	25,085,834	27,701,092
03/01/33- 01/01/40	5.500%	17,902,048	19,992,751
05/01/29- 08/01/38	6.000%	23,925,672	27,149,107
03/01/26- 07/01/38	7.000%	3,516,188	4,089,876
04/01/27- 06/01/32	7.500%	311,717	351,592
02/01/25- 08/01/27	8.000%	164,734	188,794
04/01/23	8.500%	28,826	30,903
06/01/24	9.000%	38,020	42,083
09/01/18	10.000%	15,277	16,863
CMO Series 1988-4 Class Z
03/25/18	9.250%	16,630	18,002
CMO Series 2013-121 Class KD

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/25/41	3.500%	$7,869,338	$8,220,492
Federal National Mortgage Association (h)(i)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	144,435	2,481
Federal National Mortgage Association (h)(k)
CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	2,062	2,045
Federal National Mortgage Association (h)(l)
03/01/42	4.000%	16,332,480	17,228,642
Government National Mortgage Association (b)(h)
07/20/25	1.625%	31,154	32,043
Government National Mortgage Association (f)(h)
08/21/44	3.000%	20,925,000	20,939,876
08/21/44	3.500%	25,750,000	26,519,987
08/21/44	4.000%	15,000,000	15,890,214
Government National Mortgage Association (h)
05/15/42	3.000%	11,524,614	11,553,272
06/15/41	4.500%	17,079,121	18,605,402
01/15/30	7.000%	327,278	381,667
12/15/23- 07/20/28	7.500%	376,921	424,030
05/15/17	8.000%	1,851	1,946
02/15/25	8.500%	33,402	39,023
06/15/16- 10/15/16	9.000%	1,253	1,286
Total Residential Mortgage-Backed Securities - Agency (Cost: $614,941,730)			$621,851,147

Residential Mortgage-Backed Securities - Non-Agency 4.3%
American General Mortgage Loan Trust CMO Series 2009-1 Class A7 (a)(b)(h)
09/25/48	5.750%	2,464,307	2,461,739
American Mortgage Trust Series 2093-3 Class 3A (b)(c)(e)(h)
07/27/23	8.188%	3,436	2,084
BCAP LLC Trust (a)(b)(h)
08/26/36	0.272%	5,035,374	4,924,188
01/26/37	0.322%	7,347,029	7,179,443
09/26/36	3.500%	11,226,537	11,175,840
CMO Series 2012-RR10 Class 5A5
04/26/36	0.417%	12,387,561	12,014,824
CMO Series 2012-RR10 Class 9A1
10/26/35	2.692%	2,055,364	2,096,443
CMO Series 2013-RR3 Class 2A1
02/26/37	2.293%	4,250,810	4,204,553
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	9,337,327	9,498,132
BCAP LLC Series 2013-RR2 Class 7A1 (a)(b)(h)
07/26/36	3.000%	5,879,752	5,847,413
Banc of America Funding Trust CMO Series 2012-R5 Class A (a)(b)(h)
10/03/39	0.415%	6,575,384	6,520,256

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A (a)(b)(h)
01/28/33	2.981%	$1,471,057	$1,471,351
CAM Mortgage Trust (a)(b)(h)
CMO Series 2014-1 Class A
12/15/53	3.352%	375,075	375,786
CMO Series 2014-2 Class A
05/15/48	2.600%	2,256,377	2,256,102
Citigroup Mortgage Loan Trust, Inc. (a)(b)(h)
CMO Series 2012-7 Class 12A1
03/25/36	2.613%	3,136,233	3,169,232
CMO Series 2012-9 Class 1A1
02/20/36	5.024%	5,634,441	5,707,789
CMO Series 2013-2 Class 1A1
11/25/37	6.049%	5,536,449	5,657,481
Citigroup Mortgage Loan Trust, Inc. (a)(h)
CMO Series 2012-A Class A
06/25/51	2.500%	5,991,452	5,858,951
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2004-AR6 Class 2A1 (b)(h)
10/25/34	2.603%	5,299,786	5,359,292
Credit Suisse Mortgage Capital Certificates (a)(b)(h)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	2,270,589	2,299,521
CMO Series 2011-17R Class 3A1
10/27/35	2.345%	5,743,933	5,746,676
CMO Series 2012-4R Class 8A1
06/27/47	3.224%	4,408,919	4,422,992
Credit Suisse Securities (USA) LLC (a)(b)(h)
02/25/54	3.072%	9,478,498	9,525,890
GCAT Series 2013-RP1 Class A1 (a)(b)(h)
06/25/18	3.500%	7,432,989	7,458,937
Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4 (a)(b)(h)
10/26/36	3.250%	1,346,533	1,335,112
Morgan Stanley Re-Remic Trust CMO Series 2013-R2 Class 1A (a)(b)(h)
10/26/36	2.011%	11,524,144	11,703,920
Morgan Stanley Resecuritization Trust (a)(b)(f)(h)
Series 2014-R1 Class A
08/26/36	2.293%	24,029	24,374
Morgan Stanley Resecuritization Trust (a)(b)(h)
CMO Series 2013-R9 Class 3A
06/26/46	2.374%	9,698,445	9,766,257
Nomura Asset Acceptance Corp. Alternative Loan Trust (b)(h)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	457,020	464,246
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	2,895,609	2,940,656
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1 (a)(b)(h)
01/26/37	0.325%	5,272,815	5,054,428

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(b)(h)
08/26/52	2.734%	$1,293,657	$1,299,366
Sequoia Mortgage Trust CMO Series 2004-6 Class B2 (b)(h)
07/20/34	1.476%	1,493,002	652,759
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (b)(h)
12/25/34	4.740%	349,275	357,148
US Residential Opportunity Fund Trust Series 2014-1A Class NOTE (a)(b)(h)
03/25/34	3.466%	2,814,627	2,860,533
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $162,012,985)			$161,693,714

Commercial Mortgage-Backed Securities - Non-Agency 7.4%
Aventura Mall Trust Series 2013-AVM Class D (a)(b)(h)
12/05/32	3.743%	2,785,000	2,813,868
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (b)(h)
09/10/47	5.177%	5,285,645	5,499,422
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (b)(h)
05/15/46	5.776%	15,320,607	16,869,122
Capmark Mortgage Securities, Inc. CMO IO Series 1997-C1 Class X (b)(h)(i)
07/15/29	1.349%	3,287,162	116,872
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (h)
10/15/49	5.431%	5,083,000	5,481,797
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (b)(h)
07/15/44	5.226%	2,386,457	2,470,918
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (b)(h)
06/15/39	5.702%	6,338,164	6,838,784
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)(b)(h)
09/18/39	5.467%	5,251,022	5,573,907
DBRR Trust (a)(h)
Series 2012-EZ1 Class A
09/25/45	1.393%	889,339	888,391
09/25/45	2.062%	9,895,675	9,904,251
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (b)(h)
06/10/48	4.772%	1,278,000	1,294,265

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
GS Mortgage Securities Trust (b)(h)
Series 2007-GG10 Class A4
08/10/45	5.803%	$8,056,133	$8,880,131
Series 2007-GG10 Class AM
08/10/45	5.803%	14,180,000	14,860,640
General Electric Capital Assurance Co. (a)(b)(h)
Series 2003-1 Class A4
05/12/35	5.254%	994,664	1,021,412
Series 2003-1 Class A5
05/12/35	5.743%	3,346,000	3,782,108
Greenwich Capital Commercial Funding Corp. (b)(h)
Series 2006-GG7 Class AM
07/10/38	5.819%	7,760,000	8,376,866
Greenwich Capital Commercial Funding Corp. (h)
Series 2007-GG11 Class A4
12/10/49	5.736%	10,540,000	11,672,348
Series 2007-GG9 Class A4
03/10/39	5.444%	16,330,000	17,707,207
JPMorgan Chase Commercial Mortgage Securities Trust (b)(h)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	1,480,549	1,505,344
Series 2006-LDP6 Class ASB
04/15/43	5.490%	2,040,835	2,070,237
JPMorgan Chase Commercial Mortgage Securities Trust (h)
Series 2005-LDP2 Class A3
07/15/42	4.697%	905,869	912,990
Series 2006-LDP9 Class AM
05/15/47	5.372%	8,445,000	8,857,226
LB Commercial Mortgage Trust Series 2007-C3 Class AM (b)(h)
07/15/44	5.893%	4,640,000	5,154,557
LB-UBS Commercial Mortgage Trust (b)(h)
Series 2006-C4 Class AM
06/15/38	5.803%	2,585,000	2,791,112
LB-UBS Commercial Mortgage Trust (h)
Series 2007-C2 Class A3
02/15/40	5.430%	18,332,450	19,982,462
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO (b)(h)(i)
12/15/30	0.897%	2,792,475	61,786
Merrill Lynch/Countrywide Commercial Mortgage Trust (b)(h)
Series 2007-6 Class A4
03/12/51	5.485%	13,415,000	14,592,126
Series 2007-8 Class A3
08/12/49	5.883%	18,000,000	19,840,014
Morgan Stanley Capital I Trust (b)(h)
Series 2007-IQ15 Class A4
06/11/49	5.909%	16,831,726	18,661,267
Morgan Stanley Capital I Trust (h)
Series 2007-IQ16 Class A4
12/12/49	5.809%	2,162,398	2,390,105
Morgan Stanley Re-Remic Trust (a)(b)(h)
Series 2009-GG10 Class A4B
08/12/45	5.803%	8,685,000	9,463,758
Series 2010-GG10 Class A4A
08/15/45	5.803%	15,395,345	16,868,402
Series 2010-GG10 Class A4B

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
08/15/45	5.803%	$2,665,000	$2,903,963
ORES NPL LLC Series 2014-LV3 Class A (a)(h)
03/27/24	3.000%	9,207,921	9,207,709
Rialto Real Estate Fund LP (a)(h)
Series 2013-LT2 Class A
05/22/28	2.833%	1,542,294	1,543,409
Series 2013-LT3 Class A
06/20/28	2.500%	1,734,309	1,734,309
Series 2014-LT5 Class A
05/15/24	2.850%	3,867,538	3,867,527
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (b)(h)
08/15/39	5.560%	482,812	489,236
VFC LLC Series 2014-2 Class A (a)(h)
07/20/30	2.750%	2,151,853	2,151,846
Wachovia Bank Commercial Mortgage Trust (b)(h)
Series 2006-C24 Class A3
03/15/45	5.558%	4,370,869	4,612,101
Series 2006-C27 Class AM
07/15/45	5.795%	5,935,000	6,408,738
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $281,826,923)			$280,122,533

Asset-Backed Securities - Agency 4.2%
Small Business Administration Participation Certificates
Series 2012-20C Class 1
03/01/32	2.510%	1,183,345	1,160,439
Series 2012-20G Class 1
07/01/32	2.380%	1,792,772	1,725,340
Series 2012-20L Class 1
12/01/32	1.930%	1,888,515	1,778,300
Series 2013-20A Class 1
01/01/33	2.130%	4,765,971	4,543,969
Series 2013-20B Class 1
02/01/33	2.210%	21,685,496	20,783,562
Series 2013-20C Class 1
03/01/33	2.220%	16,541,820	15,871,865
Series 2013-20D Class 1
04/01/33	2.080%	18,648,981	17,745,731
Series 2013-20F Class 1
06/01/33	2.450%	8,892,065	8,683,526
Series 2013-20G Class 1
07/01/33	3.150%	4,448,760	4,533,017
Series 2013-20H Class 1
08/01/33	3.160%	19,123,816	19,515,929
Series 2013-20K Class 1
11/01/33	3.380%	5,413,592	5,544,148
Series 2013-20L Class 1
12/01/33	3.380%	10,818,794	11,127,066
Series 2014-20B Class 1
02/01/34	3.230%	1,560,000	1,587,869
Series 2014-20C Class 1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
03/01/34	3.210%	$7,370,000	$7,483,564
Series 2014-20D Class 1
04/01/34	3.110%	12,475,000	12,597,255
Series 2014-20E Class 1
05/01/34	3.000%	9,185,000	9,317,723
Series 2014-20F Class 1
06/01/34	2.990%	6,410,000	6,399,904
Series 2014-20G Class 1
07/01/34	2.870%	5,575,000	5,651,155
Total Asset-Backed Securities - Agency (Cost: $157,712,867)			$156,050,362

Asset-Backed Securities - Non-Agency 14.2%
A Voce CLO Ltd. (a)(b)
Series 2014-1A Class A1B
07/15/26	1.693%	11,030,000	11,035,857
Series 2014-1A Class A2A
07/15/26	2.231%	8,075,000	7,963,977
ARI Fleet Lease Trust (a)
Series 2014-A Class A2
11/15/22	0.810%	2,125,000	2,121,771
ARI Fleet Lease Trust (a)(b)
Series 2012-A Class A
03/15/20	0.702%	3,709,601	3,713,352
Ally Auto Receivables Trust
Series 2013-2 Class A3
01/15/18	0.790%	10,240,000	10,250,746
Series 2013-SN1 Class A3
05/20/16	0.720%	8,450,000	8,457,478
Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	4,435,000	4,418,973
Ally Master Owner Trust (b)
Series 2014-2 Class A
01/16/18	0.522%	6,115,000	6,124,207
AmeriCredit Automobile Receivables Trust Series 2014-2 Class A2B (b)
10/10/17	0.433%	7,775,000	7,775,000
American Express Credit Account Master Trust Series 2013-3 Class A
05/15/19	0.980%	9,675,000	9,672,242
Apidos CLO XVIII Series 2014-18A Class A1 (a)(b)
07/22/26	1.646%	14,125,000	14,081,340
Ares XXX CLO Ltd. Series 2014-30A Class A2 (a)(b)
04/20/23	1.018%	9,625,000	9,641,083
Atrium X Series 10A Class B1 (a)(b)
07/16/25	1.883%	3,055,000	2,982,190
BA Credit Card Trust Series 2014-A2 Class A (b)
09/16/19	0.422%	7,565,000	7,576,955

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	$9,310,000	$9,318,328
Barclays Dryrock Issuance Trust Series 2014-2 Class A (b)
03/16/20	0.492%	6,440,000	6,440,000
CNH Equipment Trust Series 2014-B Class A2
08/15/17	0.480%	4,595,000	4,592,790
Cabela’s Master Credit Card Trust Series 2014-1 Class A (b)
03/16/20	0.502%	1,820,000	1,821,723
California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	1,990,000	1,989,494
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	23,900,000	23,850,548
CarMax Auto Owner Trust Series 2014-2 Class A2
04/17/17	0.460%	7,025,000	7,023,673
Carlyle Global Market Strategies CLO Series 2014-3A Class A1B (a)(b)(f)
07/27/26	1.569%	9,050,000	9,050,000
Carlyle Global Market Strategies Series 2012-2AR Class A1R (a)(b)
07/20/23	1.532%	9,020,000	9,021,876
Chase Issuance Trust Series 2013-A8 Class A8
10/15/18	1.010%	24,170,000	24,178,841
Chesapeake Funding LLC Series 2012-2A Class A (a)(b)
05/07/24	0.606%	3,238,195	3,243,150
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6
09/07/18	1.320%	31,270,000	31,476,851
Citicorp Residential Mortgage Securities Trust Series 2007-2 Class A3 (b)
06/25/37	5.729%	493,455	494,807
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1 (b)
08/25/35	5.517%	1,955,523	96,875
Conseco Financial Corp. Series 1997-6 Class A10
01/15/29	6.870%	320,772	334,488
Contimortgage Home Equity Loan Trust Series 1996-4 Class A9 (NPFGC)
01/15/28	6.880%	31,189	30,927
Countrywide Home Equity Loan Trust Series 2007-S2 Class A6 (NPFGC) (b)
05/25/37	5.779%	3,695,024	3,664,474

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Countrywiide Home Equity Loan Trust Series 2007-S2 Class A3 (NPFGC) (b)
05/25/37	5.813%	$2,409,389	$2,328,055
Dryden Senior Loan Fund Series 2014-33A Class B (a)(b)
07/15/26	2.223%	8,850,000	8,737,623
First Alliance Mortgage Loan Trust Series 1994-2 Class A1 (NPFGC)
07/25/25	7.625%	167,218	170,600
Ford Credit Auto Owner Trust
Series 2010-A Class D
10/15/16	4.050%	7,000,000	7,009,331
Series 2013-D Class A3
04/15/18	0.670%	4,435,000	4,432,806
GE Dealer Floorplan Master Note Trust Series 2014-1 Class A (b)
07/20/19	0.536%	7,625,000	7,625,000
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (a)
08/24/16	0.590%	3,720,000	3,718,850
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	2,275,000	2,273,570
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (a)(b)
04/19/26	1.679%	13,500,000	13,499,649
HLSS Servicer Advance Receivables Backed Notes (a)
Series 2013-T2 Class A2
05/16/44	1.147%	3,565,000	3,571,126
Series 2013-T4 Class AT4
08/15/44	1.183%	5,540,000	5,541,108
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.703%	2,855,000	2,861,773
Series 2014-1 Class A
04/10/28	0.553%	3,905,000	3,905,000
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (a)(b)
05/15/18	0.502%	8,890,000	8,910,943
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A (a)(b)
05/01/22	0.455%	15,048,000	14,984,392
MAPS CLO Fund II, Ltd. Series 2007-2A Class A1 (a)(b)
07/20/22	0.474%	10,030,000	9,881,075
MMAF Equipment Finance LLC (a)
Series 2012-AA Class A3
08/10/16	0.940%	1,989,170	1,992,754
Series 2014-AA Class A2
04/10/17	0.520%	5,920,000	5,913,979
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	10,595,000	10,603,599
Mountain View CLO III Ltd. (a)(b)
Series 2007-3A Class A1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

04/16/21	0.448%	$13,904,208	$13,852,040
Series 2007-3A Class A2
04/16/21	0.573%	1,045,000	1,018,102
New York City Tax Liens Trust Series 2014-A Class A (a)(f)
11/10/27	1.030%	2,965,000	2,964,612
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	6,130,000	6,140,832
Nissan Auto Receivables Owner Trust Series 2013-C Class A3
08/15/18	0.670%	19,209,000	19,167,595
OZLM VII Ltd. (a)(b)
Series 2014-7A Class A1B
07/17/26	1.745%	7,835,000	7,840,947
Series 2014-7A Class A2A
07/17/26	2.305%	3,995,000	3,983,359
Oak Hill Credit Partners X Ltd. (a)(b)
Series 2014-10A Class A
07/20/26	1.724%	7,715,000	7,717,885
Series 2014-10A Class B
07/20/26	2.354%	8,800,000	8,772,456
Porsche Innovative Lease Owner Trust Series 2013-1 Class A3 (a)
08/22/16	0.700%	9,300,000	9,311,193
Renaissance Home Equity Loan Trust Series 2005-3 Class M2 (b)
11/25/35	5.355%	4,750,000	786,961
SLM Student Loan Trust Series 2014-2 Class A1 (b)
07/25/19	0.405%	7,134,377	7,135,131
SMART Trust (a)
Series 2012-1USA Class A4A
12/14/17	2.010%	5,376,000	5,436,281
SMART Trust (b)
Series 2013-1US Class A3B
09/14/16	0.602%	1,830,000	1,831,863
SVO VOI Mortgage LLC Series 2012-AA Class A (a)
09/20/29	2.000%	4,730,686	4,704,576
Santander Drive Auto Receivables Trust Series 2014-2 Class A2B (b)
07/17/17	0.472%	6,790,000	6,790,000
Selene Non-Performing Loans LLC Series 2014-1A Class A (a)(b)
05/25/54	2.981%	2,350,000	2,349,948
Seneca Park CLO Ltd. (a)(b)
Series 2014-1A Class A
07/17/26	1.704%	3,625,000	3,624,583
Series 2014-1A Class B1
07/17/26	2.174%	3,370,000	3,317,216
Symphony CLO Ltd. Series 2014-14A Class B1 (a)(b)
07/14/26	2.050%	4,225,000	4,212,215

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(b)
01/15/24	0.984%	$12,055,292	$11,920,526
Symphony CLO XIV Ltd. Series 2014-14A Class A2 (a)(b)
07/14/26	1.480%	7,300,000	7,292,919
TAL Advantage V LLC Series 2014-2A Class A1 (a)
05/20/39	1.700%	3,585,686	3,587,927
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (a)
05/15/17	0.590%	7,860,000	7,857,741
Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1 (a)(b)
11/25/53	3.960%	1,615,923	1,624,811
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	12,490,000	12,440,340
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (a)
05/15/17	0.700%	3,755,000	3,752,134
World Financial Network Credit Card Master Trust Series 2014-A Class A (b)
12/15/19	0.532%	6,040,000	6,042,833

Total Asset-Backed Securities - Non-Agency (Cost: $540,153,495)			$535,882,275

U.S. Treasury Obligations 5.2%

U.S. Treasury
05/15/17	0.875%	19,359,000	19,321,192
06/30/19	1.625%	41,842,000	41,583,751
05/31/21	2.000%	1,800,000	1,775,110
U.S. Treasury (l)
05/15/24	2.500%	89,080,500	88,648,994
02/15/44	3.625%	41,045,200	43,533,565

Total U.S. Treasury Obligations (Cost: $193,451,388)			$194,862,612

U.S. Government & Agency Obligations 3.2%

Residual Funding Corp. (j)
STRIPS
10/15/19	0.000%	78,687,000	70,618,356
10/15/20	0.000%	18,445,000	15,931,371
STRIPS Senior Unsecured
07/15/20	0.000%	35,711,000	31,147,991
U.S. Treasury
07/15/17	0.875%	2,735,000	2,724,744

Total U.S. Government & Agency Obligations (Cost: $120,727,615)			$120,422,462

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(m) 1.9%

BRAZIL 0.2%

Brazilian Government International Bond
Senior Unsecured
01/20/34	8.250%	$2,647,000	$3,646,243
01/07/41	5.625%	4,691,000	4,975,415
Total			8,621,658

CHILE 0.1%

Chile Government International Bond Senior Unsecured
10/30/22	2.250%	2,900,000	2,747,750

COLOMBIA 0.2%

Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	5,120,000	6,137,287

FRANCE 0.1%

Electricite de France SA Subordinated Notes (a)(b)
12/31/49	5.250%	3,690,000	3,749,520

ITALY 0.2%

Republic of Italy Senior Unsecured
09/27/23	6.875%	5,040,000	6,379,783

MEXICO 0.2%

Mexico Government International Bond
Senior Unsecured
03/15/22	3.625%	5,950,000	6,054,125
03/08/44	4.750%	2,530,000	2,536,325
Total			8,590,450

POLAND 0.2%

Poland Government International Bond Senior Unsecured
03/23/22	5.000%	5,750,000	6,404,062

QATAR 0.1%

Nakilat, Inc. Senior Secured (a)
12/31/33	6.067%	5,202,000	5,709,195

TURKEY 0.2%

Turkey Government International Bond Senior Unsecured
01/14/41	6.000%	6,230,000	6,694,883

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (m) (continued)

UNITED KINGDOM 0.4%

Lloyds Banking Group PLC (b)
12/31/49	7.500%	$14,550,000	$15,277,500

Total Foreign Government Obligations (Cost: $67,694,152)			$70,312,088

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.5%

California 0.4%

Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	11,150,000	13,568,547

Illinois 0.1%

City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,520,000	1,929,518

Kentucky 0.5%

Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	20,157,331	20,828,974

Ohio 0.2%

JobsOhio Beverage System Taxable Revenue Bonds Series 2013B
01/01/35	4.532%	8,565,000	8,895,438

Puerto Rico 0.3%

Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (n)
07/01/35	8.000%	5,305,000	4,774,553
Puerto Rico Sales Tax Financing Corp. (n)
Revenue Bonds
1st Subordinated Series 2009A
08/01/44	6.500%	1,020,000	808,829
1st Subordinated Series 2009A-1
08/01/43	5.250%	2,565,000	1,791,191
1st Subordinated Series 2010C

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

Puerto Rico (continued)

08/01/41	5.250%	$5,075,000	$3,573,815
Total			10,948,388

Total Municipal Bonds (Cost: $52,384,137)			$56,170,865

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 2.4%

Banking 2.1%

Citigroup Capital XIII (b)
10/30/40	7.875%	1,078,209	$29,208,682
HSBC Holdings PLC
12/31/49	8.000%	165,495	4,479,950
M&T Bank Corp. (b)
12/31/49	6.375%	9,375	9,895,312
12/31/49	6.375%	1,660	1,682,460
PNC Financial Services Group, Inc. (The) (b)
12/31/49	6.125%	190,875	5,197,526
State Street Corp. (b)
12/31/49	5.900%	197,535	5,090,477
U.S. Bancorp (b)
12/31/49	6.500%	442,387	12,546,095
Wells Fargo & Co. (b)
12/31/49	5.850%	453,940	11,620,864
Total			79,721,366

Building Materials 0.2%

Stanley Black & Decker, Inc.
07/25/52	5.750%	233,050	5,726,039

Property & Casualty 0.1%

Allstate Corp. (The) (b)
01/15/53	5.100%	180,535	4,504,348

Total Preferred Debt (Cost: $86,602,262)			$89,951,753

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.2%

Brokerage/Asset Managers/Exchanges —%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan (b)(o)
02/28/19	6.500%	578,858	$578,615

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Chemicals —%

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan (b)(o)
02/01/20	4.000%	$345,510	$343,164
Solenis Holdings LLC Term Loan (b)(f)(o)
07/02/21	4.250%	93,000	92,109
Total			435,273

Diversified Manufacturing —%

Gardner Denver, Inc. Term Loan (b)(o)
07/30/20	4.250%	209,956	208,787
Gates Global LLC Term Loan (b)(o)
07/05/21	4.250%	301,000	298,180
Total			506,967

Food and Beverage 1.0%

HJ Heinz Co. (b)(o)
Tranche B-1 Term Loan
06/07/19	3.250%	22,732,085	22,642,066
Tranche B-2 Term Loan
06/05/20	3.500%	16,017,009	16,007,879
Total			38,649,945

Health Care 0.1%

American Renal Holdings, Inc. 2nd Lien Term Loan (b)(o)
03/20/20	8.500%	304,000	301,720
CHS/Community Health Systems, Inc. Tranche D Term Loan (b)(o)
01/27/21	4.250%	141,290	141,431
ConvaTec, Inc. Term Loan (b)(o)
12/22/16	4.000%	141,234	140,793
U.S. Renal Care, Inc. (b)(o)
1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	942,202	939,451
2nd Lien Term Loan
01/03/20	10.250%	595,000	602,438
United Surgical Partners International, Inc. Tranche B Term Loan (b)(o)
04/03/19	4.750%	305,182	303,656
Total			2,429,489

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Lodging —%

Four Seasons Holdings, Inc. 2nd Lien Term Loan (b)(o)
12/28/20	6.250%	$148,000	$148,740
Playa Resorts Holdings Term Loan (b)(o)
07/24/19	4.000%	212,395	212,129
Total			360,869

Metals —%

Arch Coal, Inc. Term Loan (b)(o)
05/16/18	6.250%	485,294	475,069

Property & Casualty 0.1%

Asurion LLC (b)(o)
2nd Lien Term Loan
03/03/21	8.500%	660,000	675,952
Tranche B-1 Term Loan
05/24/19	5.000%	1,064,721	1,067,489
Total			1,743,441

Retailers —%

Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (b)(o)
08/21/20	5.750%	548,000	555,765

Technology —%

Applied Systems, Inc. (b)(o)
1st Lien Term Loan
01/25/21	4.250%	41,790	41,623
2nd Lien Term Loan
01/24/22	7.500%	49,000	49,466
Blue Coat Systems, Inc. 2nd Lien Term Loan (b)(o)
06/28/20	9.500%	669,000	676,526
Total			767,615

Total Senior Loans (Cost: $46,753,732)			$46,503,048

Issuer	Shares	Value

Common Stocks —%

FINANCIALS —%

Insurance —%

Washington Funding Trust LII D Escrow (c)(e)(g)(p)	2,725	$—

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
WMI Holdings Corp. (p)	53,957	$147,303
Total		147,303
TOTAL FINANCIALS		147,303
INDUSTRIALS —%
Airlines —%
United Continental Holdings, Inc. (p)	1,493	69,260
TOTAL INDUSTRIALS		69,260
Total Common Stocks (Cost: $1,511,115)		$216,563

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 2.7%
United States 2.7%
U.S. Treasury Bills
08/21/14	0.010%	$102,310,000	$102,309,364
Total Treasury Bills (Cost: $102,308,625)			$102,309,364

		Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.097% (q)(r)		16,183,743	$16,183,743
Total Money Market Funds (Cost: $16,183,743)			$16,183,743
Total Investments (Cost: $4,005,966,198) (s)			$4,057,924,951(t)
Other Assets & Liabilities, Net			(294,548,264)
Net Assets			$3,763,376,687

Investments in Derivatives
Futures Contracts Outstanding at July 31, 2014

At July 31, 2014, securities totaling $3,964,631 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	1,141	USD	250,360,365	09/2014	—	(245,146)
US 5YR NOTE	697	USD	82,828,650	09/2014	—	(377,189)
US 10YR NOTE	(563)	USD	(70,155,081)	09/2014	107,984	—
US LONG BOND	(821)	USD	(112,810,531)	09/2014	—	(1,424,988)
US ULTRA T-BOND	(402)	USD	(60,639,188)	09/2014	—	(1,495,782)
Total					107,984	(3,543,105)

Credit Default Swap Contracts Outstanding at July 31, 2014

At July 31, 2014, securities and cash totaling $7,547,516 were pledged as collateral to cover open credit default swap contracts. In addition, securities and cash totaling $868,271 were received from broker as collateral to cover open credit default swap contracts.

At July 31, 2014, securities totaling $4,679,226 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	D.R. Horton, Inc.	12/20/2018	1.000	27,060,000	853,903	(1,081,666)	(31,570)	—	(259,333)
Barclays	Limited Brands, Inc.	12/20/2018	1.000	21,295,000	464,592	(652,205)	(24,844)	—	(212,457)
Barclays	Marriott International, Inc.	3/20/2019	1.000	14,025,000	(375,240)	313,253	(16,362)	—	(78,349)
Barclays	Toll Brothers, Inc.	12/20/2018	1.000	9,540,000	171,343	(318,590)	(11,130)	—	(158,377)
Citibank	Campbell Soup Co.	9/20/2019	1.000	4,570,000	(63,411)	73,813	(5,332)	5,070	—

Counterparty	Reference Entity		Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	CDX Emerging Markets Index 21-V1		6/20/2019	5.000	10,250,000	(1,028,035)	1,166,659	(59,792)	78,832	—
Citibank	H.J. Heinz Company		9/20/2018	1.000	15,255,000	50,406	(401,038)	(17,797)	—	(368,429)
Citibank	Marriott International, Inc.		6/20/2019	1.000	4,080,000	(109,045)	99,659	(4,760)	—	(14,146)
Citibank	McDonald’s Corp.		6/20/2019	1.000	9,485,000	(367,322)	369,925	(11,066)	—	(8,463)
Citibank	Morgan Stanley		6/20/2019	1.000	19,730,000	(256,031)	248,784	(23,018)	—	(30,265)
Citibank	Nordstrom, Inc.		9/20/2019	1.000	4,570,000	(88,330)	93,161	(5,332)	—	(501)
Citibank	Safeway, Inc.		3/20/2019	1.000	2,495,000	208,652	(260,631)	(2,911)	—	(54,890)
Citibank	Telecom Italia SPA		9/20/2019	1.000	3,205,000	133,166	(141,413)	(3,739)	—	(11,986)
Goldman Sachs International	Bank of America Corp.		9/20/2019	1.000	31,035,000	(356,115)	455,779	(36,208)	63,456	—
Goldman Sachs International	Barclays Bank, PLC		6/20/2019	1.000	12,245,000	(183,812)	130,682	(14,286)	—	(67,416)
Goldman Sachs International	Cardinal Health, Inc.		9/20/2019	1.000	4,570,000	(133,129)	140,629	(5,332)	2,168	—
Goldman Sachs International	CDX Emerging Markets Index 21-V1		6/20/2019	5.000	9,545,000	(957,326)	1,146,764	(55,679)	133,759	—
Goldman Sachs International	Citigroup, Inc.		3/20/2019	1.000	25,205,000	(366,506)	200,514	(29,406)	—	(195,398)
Goldman Sachs International	Citigroup, Inc.		9/20/2019	1.000	6,395,000	(82,586)	100,263	(7,461)	10,216	—
Goldman Sachs International	Costco Wholesale Corp.		9/20/2019	1.000	4,570,000	(180,322)	178,071	(5,332)	—	(7,583)
Goldman Sachs International	H.J. Heinz Company		12/20/2018	1.000	12,645,000	108,569	(298,345)	(14,753)	—	(204,529)
Goldman Sachs International	Home Depot, Inc.		3/20/2019	1.000	30,265,000	(1,050,608)	956,316	(35,309)	—	(129,601)
Goldman Sachs International	Home Depot, Inc.		6/20/2019	1.000	20,740,000	(741,193)	701,602	(24,197)	—	(63,788)
Goldman Sachs International	Nucor Corp.		6/20/2019	1.000	12,805,000	(299,232)	270,325	(14,939)	—	(43,846)
Goldman Sachs International	Safeway, Inc.		3/20/2019	1.000	4,995,000	417,723	(467,214)	(5,828)	—	(55,319)
Goldman Sachs International	Safeway, Inc.		6/20/2019	1.000	7,500,000	723,446	(657,168)	(8,750)	57,528	—
Goldman Sachs International	Textron, Inc.		3/20/2019	1.000	20,890,000	(251,902)	(145,120)	(24,372)	—	(421,394)
Goldman Sachs International	Toll Brothers, Inc.		12/20/2018	1.000	35,350,000	634,902	(1,382,257)	(41,242)	—	(788,597)
JPMorgan	Barclays Bank, PLC		6/20/2019	1.000	13,680,000	(205,353)	224,600	(15,960)	3,287	—
JPMorgan	Baxter International, Inc.		9/20/2019	1.000	4,570,000	(163,284)	164,908	(5,331)	—	(3,707)
JPMorgan	CDX Emerging Markets Index 21-V1		6/20/2019	5.000	13,738,000	(1,377,868)	1,605,971	(66,821)	161,282	—
JPMorgan	D.R. Horton, Inc.		12/20/2018	1.000	12,005,000	378,829	(470,848)	(14,006)	—	(106,025)
JPMorgan	Humana, Inc.		9/20/2019	1.000	4,570,000	(104,026)	103,460	(5,332)	—	(5,898)
JPMorgan	Starwood Hotels & Resorts Worldwide, Inc	.	9/20/2019	1.000	4,570,000	(78,315)	90,877	(5,331)	7,231	—

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	WellPoint, Inc.	9/20/2019	1.000	4,570,000	(129,015)	125,331	(5,332)	—	(9,016)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2018	1.000	24,300,000	(276,385)	—	(28,350)	—	(304,735)
Morgan Stanley	Safeway, Inc.	3/20/2019	1.000	2,495,000	208,652	(260,631)	(2,911)	—	(54,890)
Morgan Stanley*	CDX North America High Yield 22-V1	6/20/2019	5.000	250,641,270	(18,199,829)	21,099,403	—	2,899,574	—
Morgan Stanley*	CDX North America Investment Grade 22-V1	6/20/2019	1.000	219,840,000	(3,991,733)	4,165,697	—	173,964	—
Total								3,596,367	(3,658,938)

*Centrally cleared swap contract.

Interest Rate Swap Contracts Outstanding at July 31, 2014

At July 31, 2014, securities totaling $280,734 were pledged as collateral to cover open interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.825	3/4/2017	USD	69,685,000	232	116,343
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.834	3/7/2017	USD	209,600,000	670	316,503
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	1.631	3/7/2019	USD	127,680,000	758	—	(49,909)
Total								432,846	(49,909)

*Centrally cleared swap contract.

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $776,037,858 or 20.62% of net assets.

(b)	Variable rate security.
(c)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2014 was $976,613, which represents 0.03% of net assets. Information concerning such security holdings at July 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	04-27-95	3,254
Six Flags, Inc.
06/01/44 0.000%	05-07-10	—
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	08-12-96	916,397
Washington Funding Trust LII D Escrow	03-28-08	—
Washington Mutual Bank
Subordinated Notes
01/15/15 5.125%	09-25-07 - 05-14-08	24,052,072

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2014, the value of these securities amounted to $41,069, which represents less than 0.01% of net assets.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2014, the value of these securities amounted to $976,613, which represents 0.03% of net assets.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	Negligible market value.
(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)	Zero coupon bond.
(k)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(l)

This security, or a portion of this security, has been pledged as collateral in connection with open futures and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(m)	Principal and interest may not be guaranteed by the government.
(n)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2014, the value of these securities amounted to $10,948,388 or 0.29% of net assets.

(o)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(p)	Non-income producing.
(q)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(r)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,506,877	341,950,449	(371,273,583)	16,183,743	8,763	16,183,743

(s)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $4,005,966,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$107,297,000
Unrealized Depreciation	(55,338,000)
Net Unrealized Appreciation	$51,959,000

(t)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—
Banking	—	320,518,024	41,069	320,559,093
Leisure	—	2,369,550	933,460	3,303,010
All Other Industries	—	1,281,530,319		1,281,530,319
Residential Mortgage-Backed Securities - Agency	—	621,851,147	—	621,851,147
Residential Mortgage-Backed Securities - Non-Agency	—	130,282,522	31,411,192	161,693,714
Commercial Mortgage-Backed Securities - Non-Agency	—	267,595,582	12,526,951	280,122,533
Asset-Backed Securities - Agency	—	156,050,362	—	156,050,362
Asset-Backed Securities - Non-Agency	—	523,867,663	12,014,612	535,882,275
U.S. Treasury Obligations	194,862,612	—	—	194,862,612
U.S. Government & Agency Obligations	2,724,744	117,697,718	—	120,422,462
Foreign Government Obligations	—	70,312,088	—	70,312,088
Municipal Bonds	—	56,170,865	—	56,170,865
Preferred Debt	89,951,753	—	—	89,951,753
Total Bonds	287,539,109	3,548,245,840	56,927,284	3,892,712,233
Equity Securities
Common Stocks
Financials	147,303	—	—	147,303
Industrials	69,260	—	—	69,260
Total Equity Securities	216,563	—	—	216,563
Short-Term Securities
Treasury Bills	102,309,364	—	—	102,309,364
Total Short-Term Securities	102,309,364	—	—	102,309,364
Other
Senior Loans
Health Care	—	1,221,675	1,207,814	2,429,489
Lodging	—	—	360,869	360,869
All Other Industries	—	43,712,690	—	43,712,690
Total Other	—	44,934,365	1,568,683	46,503,048
Mutual Funds
Money Market Funds	16,183,743	—	—	16,183,743
Total Mutual Funds	16,183,743	—	—	16,183,743
Investments in Securities	406,248,779	3,593,180,205	58,495,967	4,057,924,951
Derivatives
Assets
Futures Contracts	107,984	—	—	107,984
Swap Contracts	—	4,029,213	—	4,029,213
Liabilities
Futures Contracts	(3,543,105)	—	—	(3,543,105)
Swap Contracts	—	(3,708,847)	—	(3,708,847)
Total	402,813,658	3,593,500,571	58,495,967	4,054,810,196

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non- Agency ($)	Senior Loans ($)	Total ($)
Balance as of April 30, 2014	1,410,387	29,150,697	19,148,921	—	752,287	50,462,292
Accrued discounts/premiums	—	(408)	—	—	396	(12)
Realized gain (loss)	7,967	240,814	1,049	—	6	249,836
Change in unrealized appreciation (depreciation)(a)	(7,967)	170,336	(4,502)	—	(4,679)	153,188
Sales	(435,858)	(7,730,247)	(1,668,517)	—	(1,308)	(9,835,930)
Purchases	—	9,580,000	—	12,014,612	—	21,594,612
Transfers into Level 3	—	—	—	—	821,981	821,981
Transfers out of Level 3	—	—	(4,950,000)	—	—	(4,950,000)
Balance as of July 31, 2014	974,529	31,411,192	12,526,951	12,014,612	1,568,683	58,495,967

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2014 was $139,743, which is comprised of Corporate Bonds & Notes of $(7,967), Residential Mortgage-Backed Securities — Non-Agency of $154,978, Commercial Mortgage-Backed Securities — Non-Agency of $(4,502) and Senior Loans of $(2,766).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Certain residential, commercial, and asset backed securities as well as senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Other residential mortgage backed securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Small Cap Value Fund I

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 10.0%
Auto Components 2.5%
Cooper Tire & Rubber Co.	271,310	$7,838,146
Dana Holding Corp.	553,578	12,389,076
Fuel Systems Solutions, Inc. (a)	251,989	2,645,884
Gentherm, Inc. (a)	133,726	5,596,433
Remy International, Inc.	167,907	3,724,177
Total		32,193,716
Distributors 0.2%
VOXX International Corp. (a)	252,121	2,498,519
Diversified Consumer Services 0.9%
K12, Inc. (a)	175,420	4,089,040
Steiner Leisure Ltd. (a)	108,500	4,330,235
Universal Technical Institute, Inc.	246,607	2,951,886
Total		11,371,161
Household Durables 0.6%
Cavco Industries, Inc. (a)	50,567	3,609,978
Hooker Furniture Corp.	153,300	2,225,916
UCP Inc., Class A (a)	144,558	1,802,638
Total		7,638,532
Internet & Catalog Retail 0.1%
PetMed Express, Inc.	106,994	1,465,818
Leisure Products 0.7%
Malibu Boats, Inc., Class A (a)	222,495	4,283,029
Smith & Wesson Holding Corp. (a)	352,790	4,356,956
Total		8,639,985
Multiline Retail 0.3%
Tuesday Morning Corp. (a)	227,712	3,748,140
Specialty Retail 2.1%
Children’s Place, Inc. (The)	119,650	6,006,430
Citi Trends, Inc. (a)	189,147	3,811,312
Destination Maternity Corp.	153,500	2,921,105
Finish Line, Inc., Class A (The)	246,987	6,493,288
Haverty Furniture Companies, Inc.	166,877	3,709,676
Pier 1 Imports, Inc.	231,198	3,481,842
Total		26,423,653
Textiles, Apparel & Luxury Goods 2.6%
Columbia Sportswear Co.	107,797	8,058,904
Deckers Outdoor Corp. (a)	91,850	8,129,644
G-III Apparel Group Ltd. (a)	82,520	6,409,328

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Steven Madden Ltd. (a)	304,170	$9,687,814
Total		32,285,690
TOTAL CONSUMER DISCRETIONARY		126,265,214
CONSUMER STAPLES 3.1%
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	133,142	7,192,331
Food Products 2.2%
Chiquita Brands International, Inc. (a)	378,677	3,631,512
Darling Ingredients, Inc. (a)	539,110	10,092,139
Fresh Del Monte Produce, Inc.	387,130	11,590,672
John B. Sanfilippo & Son, Inc.	90,264	2,387,483
Total		27,701,806
Personal Products 0.3%
Inter Parfums, Inc.	163,992	4,285,111
TOTAL CONSUMER STAPLES		39,179,248
ENERGY 7.3%
Energy Equipment & Services 2.3%
Dawson Geophysical Co.	154,151	3,869,190
Gulf Island Fabrication, Inc.	191,881	3,741,680
Newpark Resources, Inc. (a)	551,189	6,741,041
Tesco Corp.	302,338	5,901,638
TGC Industries, Inc. (a)	225,943	887,956
Tidewater, Inc.	175,301	8,286,478
Total		29,427,983
Oil, Gas & Consumable Fuels 5.0%
Alpha Natural Resources, Inc. (a)	724,870	2,457,309
Arch Coal, Inc.	1,185,408	3,520,662
Bill Barrett Corp. (a)	268,610	6,449,326
Comstock Resources, Inc.	293,730	6,949,652
Energy XXI Bermuda Ltd.	353,545	7,056,758
Goodrich Petroleum Corp. (a)	396,290	7,632,546
Rex Energy Corp. (a)	420,622	5,800,377
Stone Energy Corp. (a)	284,146	10,811,755
VAALCO Energy, Inc. (a)	497,917	3,435,627
Western Refining, Inc.	102,940	4,216,423
World Fuel Services Corp.	94,370	4,053,192
Total		62,383,627
TOTAL ENERGY		91,811,610

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 36.1%
Banks 13.4%
Ameris Bancorp	335,392	$7,324,961
BancFirst Corp.	110,075	6,703,568
BankUnited, Inc.	258,839	8,086,130
Banner Corp.	80,533	3,240,648
Bridge Bancorp, Inc.	79,460	1,899,094
Bryn Mawr Bank Corp.	247,208	7,292,636
Capital City Bank Group, Inc.	305,817	4,107,122
Cascade Bancorp (a)	1,013,631	5,493,880
Chemical Financial Corp.	229,832	6,343,363
Columbia Banking System, Inc.	281,803	7,183,159
Community Trust Bancorp, Inc.	178,303	6,238,822
First Citizens BancShares Inc., Class A	35,341	7,858,071
First Commonwealth Financial Corp.	812,627	6,956,087
First Financial Corp.	283,316	8,686,469
First NBC Bank Holding Co. (a)	117,454	3,733,863
FirstMerit Corp.	258,890	4,556,464
Glacier Bancorp, Inc.	120,638	3,194,494
Hancock Holding Co.	344,673	11,181,192
Heritage Financial Corp.	94,653	1,505,929
Hudson Valley Holding Corp.	190,579	3,314,169
Investors Bancorp, Inc.	899,859	9,313,541
Merchants Bancshares, Inc.	203,272	5,907,084
Northrim BanCorp, Inc.	270,693	6,631,979
Sterling Bancorp	398,112	4,737,533
Synovus Financial Corp.	325,619	7,668,327
TowneBank	293,560	4,338,817
Union Bankshares Corp.	207,874	4,964,031
Wintrust Financial Corp.	211,825	9,813,852
Total		168,275,285
Capital Markets 0.6%
INTL FCStone, Inc. (a)	345,785	6,777,386
Consumer Finance 0.6%
Cash America International, Inc.	180,798	8,025,623
Diversified Financial Services 0.8%
Interactive Brokers Group, Inc., Class A	263,277	6,059,320
Pico Holdings, Inc. (a)	189,766	4,203,317
Total		10,262,637
Insurance 6.9%
American Equity Investment Life Holding Co.	417,702	9,247,922
Argo Group International Holdings Ltd.	194,964	9,711,157
Baldwin & Lyons, Inc., Class B	192,411	4,752,552

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
EMC Insurance Group, Inc.	150,868	$4,440,045
FBL Financial Group, Inc., Class A	122,356	5,234,390
Hanover Insurance Group, Inc. (The)	154,060	8,906,209
Horace Mann Educators Corp.	253,578	7,265,010
National Western Life Insurance Co., Class A	32,355	7,797,555
Navigators Group, Inc. (The) (a)	82,855	5,037,584
Safety Insurance Group, Inc.	110,251	5,513,652
Symetra Financial Corp.	552,014	12,585,919
United Fire Group, Inc.	230,335	6,509,267
Total		87,001,262
Real Estate Investment Trusts (REITs) 10.1%
AG Mortgage Investment Trust, Inc.	302,516	5,548,143
Apollo Residential Mortgage, Inc.	289,861	4,724,734
Associated Estates Realty Corp.	352,987	6,237,280
Brandywine Realty Trust	649,520	10,100,036
Campus Crest Communities, Inc.	687,546	5,500,368
CareTrust REIT, Inc. (a)	78,875	1,345,608
Chesapeake Lodging Trust	335,475	9,956,898
Cousins Properties, Inc.	824,294	10,204,760
CYS Investments, Inc.	903,550	8,023,524
Highwoods Properties, Inc.	341,620	14,371,953
LaSalle Hotel Properties	285,850	9,944,721
National Health Investors, Inc.	122,750	7,339,223
Potlatch Corp.	211,855	8,749,612
Rexford Industrial Realty, Inc.	240,736	3,329,379
Sabra Health Care REIT, Inc.	243,013	6,731,460
Sunstone Hotel Investors, Inc.	611,679	8,679,725
Terreno Realty Corp.	377,563	7,060,428
Total		127,847,852
Thrifts & Mortgage Finance 3.7%
Astoria Financial Corp.	594,410	7,656,001
Bank Mutual Corp.	862,354	5,199,995
BankFinancial Corp.	434,200	4,437,524
Brookline Bancorp, Inc.	736,840	6,653,665
MGIC Investment Corp. (a)	155,826	1,151,554
Radian Group, Inc.	417,590	5,286,689
Washington Federal, Inc.	445,873	9,345,498
Westfield Financial, Inc.	397,162	2,867,510
WSFS Financial Corp.	60,484	4,330,050
Total		46,928,486
TOTAL FINANCIALS		455,118,531

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 4.4%
Biotechnology 0.2%
Ariad Pharmaceuticals, Inc. (a)	516,890	$2,977,286
Health Care Equipment & Supplies 0.6%
Masimo Corp. (a)	325,727	7,843,506
Health Care Providers & Services 2.4%
Chemed Corp.	96,355	9,813,757
Ensign Group, Inc. (The)	78,875	2,597,354
Molina Healthcare, Inc. (a)	218,620	8,930,627
Owens & Minor, Inc.	256,470	8,486,592
Total		29,828,330
Pharmaceuticals 1.2%
Avanir Pharmaceuticals, Inc. (a)	555,280	2,893,009
Impax Laboratories, Inc. (a)	365,354	8,545,630
Supernus Pharmaceuticals, Inc. (a)	380,836	3,298,040
Total		14,736,679
TOTAL HEALTH CARE		55,385,801
INDUSTRIALS 12.6%
Aerospace & Defense 2.1%
Esterline Technologies Corp. (a)	117,340	12,737,257
KEYW Holding Corp. (The) (a)	430,097	5,634,271
Orbital Sciences Corp. (a)	302,553	7,766,535
Total		26,138,063
Airlines 0.4%
Skywest, Inc.	438,711	4,689,821
Building Products 0.5%
Universal Forest Products, Inc.	132,634	5,806,717
Commercial Services & Supplies 1.5%
Ennis, Inc.	205,978	2,920,768
Steelcase, Inc., Class A	555,190	8,383,369
Unifirst Corp.	83,900	8,155,919
Total		19,460,056
Electrical Equipment 1.1%
General Cable Corp.	355,660	7,906,322
GrafTech International Ltd. (a)	708,454	5,951,013
Total		13,857,335
Machinery 5.7%
Albany International Corp., Class A	117,711	4,218,762
Altra Industrial Motion Corp.	206,206	6,464,558

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Briggs & Stratton Corp.	333,629	$6,115,420
Dynamic Materials Corp.	204,357	4,185,231
EnPro Industries, Inc. (a)	96,446	6,598,835
FreightCar America, Inc.	153,265	3,307,459
Gorman-Rupp Co.	112,165	3,250,542
Hardinge, Inc.	162,130	1,934,211
Kadant, Inc.	125,168	4,773,908
LB Foster Co., Class A	156,440	7,297,926
Lydall, Inc. (a)	78,238	1,973,945
Mueller Industries, Inc.	269,122	7,489,665
Standex International Corp.	108,395	7,148,650
Titan International, Inc.	236,000	3,521,120
Twin Disc, Inc.	116,666	3,364,647
Total		71,644,879
Road & Rail 1.1%
Heartland Express, Inc.	249,686	5,605,450
Werner Enterprises, Inc.	365,779	8,990,848
Total		14,596,298
Trading Companies & Distributors 0.2%
Houston Wire & Cable Co.	211,870	2,544,559
TOTAL INDUSTRIALS		158,737,728
INFORMATION TECHNOLOGY 11.6%
Communications Equipment 1.1%
Digi International, Inc. (a)	244,321	2,018,091
Harmonic, Inc. (a)	523,690	3,142,140
Plantronics, Inc.	86,100	4,044,117
Polycom, Inc. (a)	392,180	5,027,748
Total		14,232,096
Electronic Equipment, Instruments & Components 1.0%
GSI Group, Inc. (a)	318,734	3,675,003
MTS Systems Corp.	60,187	3,972,342
OSI Systems, Inc. (a)	70,050	4,644,315
Total		12,291,660
Internet Software & Services 0.5%
j2 Global, Inc.	138,165	6,759,032
IT Services 1.5%
Global Cash Access Holdings, Inc. (a)	408,492	3,419,078
Lionbridge Technologies, Inc. (a)	558,430	3,199,804
MoneyGram International, Inc. (a)	377,680	5,457,476

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
TeleTech Holdings, Inc. (a)	255,427	$7,031,905
Total		19,108,263
Semiconductors & Semiconductor Equipment 5.1%
Audience, Inc. (a)	212,174	2,022,018
Entegris, Inc. (a)	707,992	8,134,828
Fairchild Semiconductor International, Inc. (a)	194,390	2,958,616
Integrated Device Technology, Inc. (a)	350,729	5,036,468
International Rectifier Corp. (a)	256,110	6,361,772
IXYS Corp.	325,645	3,718,866
M/A-COM Technology Solutions Holdings, Inc. (a)	221,722	4,412,268
Microsemi Corp. (a)	224,320	5,379,194
MKS Instruments, Inc.	202,261	6,427,854
OmniVision Technologies, Inc. (a)	323,224	7,240,218
RF Micro Devices, Inc. (a)	421,190	4,700,480
Silicon Image, Inc. (a)	806,523	4,024,550
Spansion, Inc., Class A (a)	180,080	3,416,118
Total		63,833,250
Software 2.4%
EnerNOC, Inc. (a)	274,263	4,914,793
ePlus, Inc. (a)	54,690	2,990,996
Mentor Graphics Corp.	443,590	8,760,903
Netscout Systems, Inc. (a)	147,170	6,259,140
Progress Software Corp. (a)	101,767	2,358,959
Silver Spring Networks, Inc. (a)	185,730	1,983,596
Tangoe, Inc. (a)	229,716	3,170,081
Total		30,438,468
TOTAL INFORMATION TECHNOLOGY		146,662,769
MATERIALS 5.9%
Chemicals 3.5%
A. Schulman, Inc.	201,148	7,993,622
Kraton Performance Polymers, Inc. (a)	276,449	5,697,614
LSB Industries, Inc. (a)	151,110	5,819,246
Olin Corp.	258,334	6,863,934
OM Group, Inc.	287,736	8,134,297
Tronox Ltd., Class A	363,356	9,643,468
Total		44,152,181
Containers & Packaging 1.2%
Greif, Inc., Class A	294,672	14,786,641
Metals & Mining 1.2%
Hecla Mining Co.	1,494,060	4,721,230

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Olympic Steel, Inc.	237,151	$5,200,721
Stillwater Mining Co. (a)	315,870	5,654,073
Total		15,576,024
TOTAL MATERIALS		74,514,846
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.2%
magicJack VocalTec Ltd. (a)	201,590	2,876,689
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	156,412	4,334,177
TOTAL TELECOMMUNICATION SERVICES		7,210,866
UTILITIES 7.0%
Electric Utilities 3.4%
Allete, Inc.	126,000	5,911,920
El Paso Electric Co.	244,358	9,004,592
IDACORP, Inc.	222,754	11,928,477
MGE Energy, Inc.	145,842	5,486,576
Portland General Electric Co.	311,579	9,948,718
Total		42,280,283
Gas Utilities 2.1%
Laclede Group, Inc. (The)	198,519	9,326,423
Southwest Gas Corp.	223,735	11,081,594
WGL Holdings, Inc.	171,170	6,672,207
Total		27,080,224
Multi-Utilities 1.5%
Avista Corp.	287,699	8,927,300
Vectren Corp.	248,716	9,473,592
Total		18,400,892
TOTAL UTILITIES		87,761,399
Total Common Stocks (Cost: $937,435,167)		$1,242,648,012

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.097% (b)(c)	20,803,147	$20,803,147
Total Money Market Funds (Cost: $20,803,147)		$20,803,147
Total Investments
(Cost: $958,238,314) (d)		$1,263,451,159(e)
Other Assets & Liabilities, Net		(2,019,664)
Net Assets		$1,261,431,495

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,749,263	90,748,388	(76,694,504)	20,803,147	5,076	20,803,147

(d)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $958,238,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$328,304,000
Unrealized Depreciation	(23,091,000)
Net Unrealized Appreciation	$305,213,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
MGIC	Mortgage Guaranty Insurance Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	126,265,214	—	—	126,265,214
Consumer Staples	39,179,248	—	—	39,179,248
Energy	91,811,610	—	—	91,811,610
Financials	455,118,531	—	—	455,118,531
Health Care	55,385,801	—	—	55,385,801
Industrials	158,737,728	—	—	158,737,728
Information Technology	146,662,769	—	—	146,662,769
Materials	74,514,846	—	—	74,514,846
Telecommunication Services	7,210,866	—	—	7,210,866
Utilities	87,761,399	—	—	87,761,399
Total Equity Securities	1,242,648,012	—	—	1,242,648,012
Mutual Funds
Money Market Funds	20,803,147	—	—	20,803,147
Total Mutual Funds	20,803,147	—	—	20,803,147
Total	1,263,451,159	—	—	1,263,451,159

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia U.S. Treasury Index Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 101.1%

U.S. Treasury
02/15/15	11.250%	$205,000	$217,236
10/15/15	0.250%	360,000	360,239
10/31/15	0.250%	2,455,000	2,456,439
11/30/15	0.250%	1,585,000	1,585,247
11/30/15	1.375%	9,545,000	9,687,430
12/15/15	0.250%	7,415,000	7,414,711
12/31/15	0.250%	2,335,000	2,335,000
01/31/16	0.375%	2,570,000	2,573,213
01/31/16	2.000%	14,850,000	15,227,056
02/29/16	0.250%	1,295,000	1,293,381
03/15/16	0.375%	5,880,000	5,881,837
03/31/16	0.375%	2,430,000	2,430,000
04/15/16	0.250%	6,020,000	6,004,246
04/30/16	0.375%	2,505,000	2,503,337
04/30/16	2.000%	1,280,000	1,314,900
06/15/16	0.500%	8,770,000	8,771,371
06/30/16	0.500%	2,125,000	2,124,668
07/31/16	1.500%	160,000	163,000
08/15/16	0.625%	5,480,000	5,485,137
09/15/16	0.875%	2,370,000	2,382,220
09/30/16	1.000%	4,600,000	4,635,218
10/15/16	0.625%	3,650,000	3,646,578
11/15/16	7.500%	4,275,000	4,936,958
12/15/16	0.625%	3,570,000	3,559,961
02/15/17	0.625%	4,115,000	4,094,104
03/15/17	0.750%	220,000	219,381
04/15/17	0.875%	3,320,000	3,317,925
04/30/17	3.125%	6,635,000	7,033,100
05/15/17	0.875%	805,000	803,428
05/31/17	0.625%	4,620,000	4,575,606
06/15/17	0.875%	3,515,000	3,504,016
08/31/17	0.625%	3,030,000	2,987,153
08/31/17	1.875%	6,915,000	7,080,310
10/31/17	0.750%	3,200,000	3,156,031
10/31/17	1.875%	7,445,000	7,610,770
02/15/18	3.500%	10,790,000	11,605,994
04/30/18	0.625%	2,790,000	2,710,658
05/15/18	3.875%	5,755,000	6,285,542
06/30/18	2.375%	2,820,000	2,917,820
08/31/18	1.500%	4,065,000	4,060,870
09/30/18	1.375%	1,595,000	1,583,162
10/31/18	1.250%	440,000	433,950
12/31/18	1.500%	1,840,000	1,829,074
01/31/19	1.500%	1,725,000	1,712,737
02/28/19	1.500%	1,840,000	1,825,050
03/31/19	1.500%	1,870,000	1,854,075
03/31/19	1.625%	1,715,000	1,708,569
04/30/19	1.625%	1,795,000	1,787,007
05/31/19	1.500%	1,620,000	1,601,522
06/30/19	1.000%	465,000	448,180
06/30/19	1.625%	1,695,000	1,684,538
07/31/19	0.875%	1,090,000	1,042,398
11/15/19	3.375%	11,925,000	12,867,814
12/31/19	1.125%	1,785,000	1,714,576
03/31/20	1.125%	2,130,000	2,034,815
05/15/20	3.500%	2,350,000	2,551,402

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)

05/31/20	1.375%	$2,700,000	$2,608,033
07/31/20	2.000%	1,015,000	1,014,048
08/15/20	2.625%	5,305,000	5,484,458
08/31/20	2.125%	1,495,000	1,501,073
09/30/20	2.000%	2,580,000	2,568,511
10/31/20	1.750%	1,830,000	1,792,399
11/30/20	2.000%	1,270,000	1,261,269
12/31/20	2.375%	1,390,000	1,410,525
01/31/21	2.125%	1,215,000	1,212,722
02/15/21	3.625%	7,430,000	8,121,919
02/28/21	2.000%	1,540,000	1,523,638
03/31/21	2.250%	1,310,000	1,315,117
04/30/21	2.250%	1,390,000	1,394,452
05/15/21	3.125%	5,555,000	5,889,600
05/31/21	2.000%	1,465,000	1,444,742
06/30/21	2.125%	1,405,000	1,395,669
02/15/22	2.000%	230,000	225,130
05/15/22	1.750%	100,000	95,719
11/15/22	1.625%	435,000	409,240
02/15/23	2.000%	2,630,000	2,541,853
05/15/23	1.750%	2,025,000	1,909,670
08/15/23	2.500%	1,955,000	1,958,208
11/15/23	2.750%	2,880,000	2,939,850
02/15/24	2.750%	2,875,000	2,928,906
05/15/24	2.500%	3,165,000	3,149,669
02/15/26	6.000%	3,530,000	4,699,312
11/15/28	5.250%	785,000	1,003,082
02/15/29	5.250%	670,000	856,658
08/15/39	4.500%	710,000	868,197
11/15/39	4.375%	2,390,000	2,871,733
02/15/40	4.625%	1,190,000	1,484,525
05/15/40	4.375%	2,000,000	2,406,876
11/15/40	4.250%	4,135,000	4,887,053
02/15/41	4.750%	3,910,000	4,984,030
11/15/42	2.750%	685,000	614,573
02/15/43	3.125%	1,935,000	1,871,509
05/15/43	2.875%	2,355,000	2,164,024
08/15/43	3.625%	2,160,000	2,292,300
11/15/43	3.750%	2,100,000	2,278,828
02/15/44	3.625%	2,170,000	2,301,556
05/15/44	3.375%	2,115,000	2,140,446

Total U.S. Treasury Obligations (Cost: $293,210,056)			$299,452,082

		Shares	Value

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 0.097% (a)(b)		1,613,389	$1,613,389

Total Money Market Funds (Cost: $1,613,389)			$1,613,389
Total Investments (Cost: $294,823,445) (c)			$301,065,471(d)
Other Assets & Liabilities, Net			(4,856,478)
Net Assets			$296,208,993

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,373,046	10,999,374	(10,759,031)	1,613,389	239	1,613,389

(c)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $294,823,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,829,000
Unrealized Depreciation	(587,000)
Net Unrealized Appreciation	$6,242,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
U.S. Treasury Obligations	299,452,082	—	—	299,452,082
Total Bonds	299,452,082	—	—	299,452,082
Mutual Funds
Money Market Funds	1,613,389	—	—	1,613,389
Total Mutual Funds	1,613,389	—	—	1,613,389
Total	301,065,471	—	—	301,065,471

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 19, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 19, 2014